Emerging Markets Debt Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income ( 93.9% ) Value
Bahrain (1.3%)
Bahrain Government International
Bond
$ 4,000,000 6.125%,  8/1/2023
a
$ 4,300,000
2,000,000 7.000%,  10/12/2028
a
2,313,128
2,500,000 6.750%,  9/20/2029
a
2,813,855
3,000,000 7.500%,  9/20/2047
a
3,377,400
1,000,000 7.500%,  9/20/2047 1,125,800
Total 13,930,183
Brazil (3.6%)
Brazil Government International
Bond
2,900,000 4.750%,  1/14/2050 2,907,250
4,800,000 2.625%,  1/5/2023 4,968,000
3,000,000 2.875%,  6/6/2025 3,097,500
1,000,000 4.500%,  5/30/2029 1,092,370
3,000,000 3.875%,  6/12/2030 3,090,000
2,000,000 8.250%,  1/20/2034 2,760,020
1,505,000 7.125%,  1/20/2037 1,926,415
7,300,000 5.000%,  1/27/2045 7,555,500
2,000,000 5.625%,  2/21/2047 2,233,000
Petrobras Global Finance BV
6,500,000 6.850%,  6/5/2115 7,582,250
Total 37,212,305
Canada (0.4%)
Canacol Energy, Ltd.
4,500,000 7.250%,  5/3/2025 4,781,295
Total 4,781,295
Cayman Islands (0.7%)
Petrobras International Finance
Company
5,000,000 6.750%,  1/27/2041 5,950,000
Rutas 2 and 7 Finance, Ltd.
1,500,000 Zero Coupon,  9/30/2036
a
1,128,750
Total 7,078,750
Colombia (5.0%)
Colombia Government International
Bond
3,870,000 4.375%,  7/12/2021 3,931,997
5,000,000 2.625%,  3/15/2023 5,147,500
3,375,000 3.875%,  4/25/2027 3,710,812
3,700,000 4.500%,  3/15/2029 4,204,162
12,786,000 3.125%,  4/15/2031
b
13,182,494
4,000,000 7.375%,  9/18/2037 5,590,000
3,000,000 6.125%,  1/18/2041 3,841,500
4,605,000 5.625%,  2/26/2044 5,673,360
Ecopetrol SA
1,000,000 5.375%,  6/26/2026 1,136,000
3,000,000 6.875%,  4/29/2030 3,735,000
2,000,000 7.375%,  9/18/2043 2,600,000
Total 52,752,825
Dominican Republic (4.3%)
Dominican Republic Government
International Bond
5,000,000 5.875%,  1/30/2060
a
5,235,000
3,000,000 6.875%,  1/29/2026
a
3,546,000
4,000,000 5.950%,  1/25/2027
a
4,594,000
5,000,000 4.500%,  1/30/2030
a
5,227,500
5,500,000 4.875%,  9/23/2032
a
5,865,750
Principal
Amount Long-Term Fixed Income (93.9%) Value
Dominican Republic (4.3%) - continued
$ 2,000,000 5.300%,  1/21/2041
a
$ 2,065,000
3,300,000 7.450%,  4/30/2044
a
4,143,150
4,900,000 6.850%,  1/27/2045 5,769,750
1,000,000 6.500%,  2/15/2048
a
1,135,000
8,000,000 6.400%,  6/5/2049
a
8,960,000
Total 46,541,150
Egypt (5.4%)
Egypt Government International
Bond
2,000,000 8.875%,  5/29/2050
a
2,262,560
500,000 8.150%,  11/20/2059
a
529,940
4,000,000 6.125%,  1/31/2022 4,145,160
3,800,000 5.750%,  5/29/2024
a
4,090,016
3,000,000 7.500%,  1/31/2027 3,468,750
10,800,000 7.600%,  3/1/2029 12,150,648
11,000,000 7.053%,  1/15/2032
a
11,742,500
5,000,000 7.625%,  5/29/2032 5,538,000
2,000,000 6.875%,  4/30/2040 2,048,560
5,000,000 8.500%,  1/31/2047 5,493,800
6,000,000 7.903%,  2/21/2048 6,259,404
Total 57,729,338
Ghana (1.5%)
Ghana Government International
Bond
2,000,000 10.750%,  10/14/2030 2,652,400
5,300,000 8.125%,  3/26/2032 5,545,708
7,000,000 7.875%,  2/11/2035
a
7,070,000
Total 15,268,108
Guatemala (0.6%)
Guatemala Government
International Bond
3,000,000 6.125%,  6/1/2050
a
3,712,500
2,000,000 5.375%,  4/24/2032
a
2,370,000
Total 6,082,500
Honduras (0.2%)
Honduras Government International
Bond
2,000,000 5.625%,  6/24/2030
a
2,243,000
Total 2,243,000
Hungary (0.1%)
Hungary Government International
Bond
1,014,000 6.375%,  3/29/2021 1,023,633
Total 1,023,633
Indonesia (8.2%)
Indonesia Government International
Bond
4,650,000 3.750%,  4/25/2022
a
4,821,743
4,000,000 3.375%,  4/15/2023
a
4,226,080
2,397,000 5.875%,  1/15/2024
a
2,734,234
6,100,000 4.750%,  1/8/2026
a
7,090,921
4,000,000 3.850%,  10/15/2030
b
4,621,080
5,000,000 8.500%,  10/12/2035
a
8,185,476
2,000,000 6.625%,  2/17/2037
a
2,842,960
2,000,000 7.750%,  1/17/2038
a
3,142,380
726,000 6.750%,  1/15/2044
a
1,112,972
3,700,000 5.125%,  1/15/2045
a
4,742,216

Emerging Markets Debt Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.9%) Value
Indonesia (8.2%) - continued
$ 4,000,000 5.950%,  1/8/2046
a
$ 5,704,797
1,200,000 5.250%,  1/8/2047
a
1,585,644
1,500,000 4.350%,  1/11/2048 1,773,990
Pertamina Persero PT
3,000,000 6.450%,  5/30/2044 4,048,312
Perusahaan Listrik Negara PT
1,000,000 4.375%,  2/5/2050 1,062,500
2,000,000 3.375%,  2/5/2030 2,097,000
2,300,000 5.250%,  10/24/2042 2,656,500
Perusahaan Penerbit SBSN
Indonesia III
3,000,000 3.400%,  3/29/2021
a
3,009,360
1,000,000 3.750%,  3/1/2023
a,b
1,061,020
2,500,000 4.350%,  9/10/2024
a
2,787,800
1,500,000 4.150%,  3/29/2027
a
1,706,850
PT Pertamina
8,700,000 4.150%,  2/25/2060
a
9,043,032
PT Perusahaan Gas Negara
(Persero) Tbk PT
4,000,000 5.125%,  5/16/2024 4,395,253
Total 84,452,120
Israel (0.3%)
Israel Government International
Bond
3,000,000 3.875%,  7/3/2050 3,554,640
Total 3,554,640
Ivory Coast (0.8%)
Ivory Coast Government
International Bond
7,500,000 6.125%,  6/15/2033 8,250,750
Total 8,250,750
Jersey (0.6%)
Galaxy Pipeline Assets Bidco, Ltd.
6,500,000 2.625%,  3/31/2036
a
6,562,504
Total 6,562,504
Mauritius (0.3%)
HTA Group, Ltd.
3,000,000 7.000%,  12/18/2025
a
3,207,000
Total 3,207,000
Mexico (6.6%)
Mexico Government International
Bond
7,160,000 4.500%,  1/31/2050 7,840,272
5,590,000 5.750%,  10/12/2110 6,917,681
5,781,000 4.150%,  3/28/2027 6,612,077
3,885,000 3.750%,  1/11/2028 4,322,296
1,600,000 4.500%,  4/22/2029 1,842,400
4,000,000 6.050%,  1/11/2040 5,105,040
6,000,000 5.550%,  1/21/2045
b
7,455,060
5,250,000 4.600%,  1/23/2046 5,775,053
2,000,000 4.600%,  2/10/2048 2,200,020
Petroleos Mexicanos
3,000,000 7.690%,  1/23/2050 2,836,440
8,700,000 6.840%,  1/23/2030 8,743,500
3,000,000 5.950%,  1/28/2031 2,842,500
5,100,000 6.625%,  6/15/2035 4,794,179
Principal
Amount Long-Term Fixed Income (93.9%) Value
Mexico (6.6%) - continued
Total Play Telecomunicaciones SA
de CV
$ 3,000,000 7.500%,  11/12/2025
a
$ 2,964,300
Total 70,250,818
Morocco (0.9%)
Morocco Government International
Bond
4,000,000 2.375%,  12/15/2027
a
4,015,000
5,300,000 3.000%,  12/15/2032
a
5,338,478
Total 9,353,478
Netherlands (0.6%)
IHS Netherlands Holdco BV
3,000,000 8.000%,  9/18/2027
a
3,213,750
Petrobras Global Finance BV
3,000,000 5.600%,  1/3/2031 3,349,500
Total 6,563,250
Nigeria (2.2%)
Nigeria Government International
Bond
2,000,000 6.375%,  7/12/2023 2,169,688
1,000,000 8.747%,  1/21/2031 1,162,500
12,600,000 7.875%,  2/16/2032 13,782,384
3,000,000 7.696%,  2/23/2038 3,157,950
3,000,000 7.625%,  11/28/2047 3,121,440
Total 23,393,962
Oman (3.8%)
Oman Government International
Bond
1,000,000 3.625%,  6/15/2021
a
1,002,500
3,000,000 4.125%,  1/17/2023
a
3,046,740
2,000,000 5.932%,  10/31/2025
a
2,200,800
5,000,000 4.750%,  6/15/2026
a,b
5,100,300
4,000,000 5.625%,  1/17/2028
a
4,140,000
4,000,000 6.250%,  1/25/2031
a
4,240,128
11,000,000 7.375%,  10/28/2032
a
12,474,154
7,500,000 6.750%,  1/17/2048
a
7,391,550
Total 39,596,172
Panama (1.5%)
Panama Government International
Bond
2,000,000 4.500%,  4/16/2050 2,452,520
1,000,000 9.375%,  1/16/2023 1,158,760
3,000,000 3.750%,  3/16/2025 3,301,530
2,000,000 3.875%,  3/17/2028 2,260,020
5,079,000 6.700%,  1/26/2036 7,275,718
Total 16,448,548
Paraguay (1.2%)
Paraguay Government International
Bond
9,800,000 5.400%,  3/30/2050 12,176,500
Total 12,176,500
Peru (1.3%)
Peru Government International
Bond
2,650,000 5.625%,  11/18/2050 4,028,000
1,000,000 7.350%,  7/21/2025 1,270,000

Emerging Markets Debt Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.9%) Value
Peru (1.3%) - continued
$ 5,000,000 8.750%,  11/21/2033 $ 8,406,300
Total 13,704,300
Philippines (2.1%)
Philippines Government
International Bond
3,000,000 4.200%,  1/21/2024 3,320,737
3,000,000 3.750%,  1/14/2029 3,471,300
5,025,000 7.750%,  1/14/2031 7,702,999
2,625,000 6.375%,  10/23/2034 3,834,784
3,720,000 3.950%,  1/20/2040 4,370,995
Total 22,700,815
Qatar (7.2%)
Qatar Government International
Bond
5,700,000 4.400%,  4/16/2050
a
7,290,015
6,000,000 4.500%,  1/20/2022
a
6,228,600
3,000,000 3.875%,  4/23/2023
a
3,217,500
6,000,000 3.375%,  3/14/2024
a
6,485,028
3,000,000 3.250%,  6/2/2026
a
3,323,070
11,500,000 4.500%,  4/23/2028
a
13,801,150
1,000,000 4.000%,  3/14/2029
a
1,173,750
6,000,000 3.750%,  4/16/2030
a
6,981,600
2,000,000 9.750%,  6/15/2030
a
3,356,584
2,000,000 5.750%,  1/20/2042
a
2,928,000
7,750,000 5.103%,  4/23/2048
a
10,684,847
8,000,000 4.817%,  3/14/2049
a
10,727,984
Total 76,198,128
Russian Federation (4.5%)
Russia Government International
Bond
2,000,000 4.500%,  4/4/2022
a
2,080,000
7,600,000 4.750%,  5/27/2026 8,738,480
4,000,000 4.250%,  6/23/2027
a
4,545,664
2,000,000 12.750%,  6/24/2028
a
3,386,740
2,400,000 4.375%,  3/21/2029 2,766,374
6,000,000 4.375%,  3/21/2029
a
6,915,936
765,000 7.500%,  3/31/2030
a
884,435
2,600,000 5.100%,  3/28/2035
a
3,232,840
5,000,000 5.625%,  4/4/2042
a
6,755,900
6,000,000 5.250%,  6/23/2047
a
8,042,724
Total 47,349,093
Saudi Arabia (7.8%)
Saudi Arabia Government
International Bond
3,000,000 5.250%,  1/16/2050
a
3,948,000
11,000,000 3.750%,  1/21/2055 11,604,120
2,500,000 2.375%,  10/26/2021
a
2,531,250
3,000,000 2.875%,  3/4/2023
a
3,131,706
6,000,000 4.000%,  4/17/2025
a
6,689,280
8,300,000 3.250%,  10/26/2026
a
9,107,756
6,000,000 3.625%,  3/4/2028
a
6,706,080
3,800,000 4.375%,  4/16/2029
a
4,465,000
10,000,000 3.250%,  10/22/2030
a
10,888,000
5,250,000 4.500%,  10/26/2046
a
6,176,625
4,000,000 4.625%,  10/4/2047
a
4,790,400
6,700,000 5.000%,  4/17/2049
a
8,498,280
Saudi Arabian Oil Company
1,500,000 1.625%,  11/24/2025
a
1,528,223
Principal
Amount Long-Term Fixed Income (93.9%) Value
Saudi Arabia (7.8%) - continued
$ 3,500,000 2.250%,  11/24/2030
a
$ 3,495,711
Total 83,560,431
South Africa (2.2%)
Eskom Holdings SOC, Ltd.
1,500,000 6.350%,  8/10/2028
a
1,661,475
South Africa Government
International Bond
4,125,000 5.875%,  5/30/2022 4,373,754
2,000,000 4.665%,  1/17/2024 2,147,360
1,500,000 4.850%,  9/27/2027 1,595,850
2,500,000 5.875%,  6/22/2030 2,749,880
4,500,000 6.250%,  3/8/2041 4,701,690
5,200,000 5.650%,  9/27/2047 4,966,780
Total 22,196,789
Supranational (0.8%)
African Export-Import Bank
3,000,000 3.994%,  9/21/2029
a
3,250,680
Banque Ouest Africaine de
Developpement
4,500,000 4.700%,  10/22/2031
a
4,914,540
Total 8,165,220
Trinidad and Tobago (0.3%)
Telecommunications Services of
Trinidad and Tobago, Ltd.
3,000,000 8.875%,  10/18/2029
a
3,112,500
Total 3,112,500
Turkey (8.5%)
Hazine Mustesarligi Varlik Kiralama
AS
3,000,000 5.800%,  2/21/2022
a
3,077,400
Turkey Government International
Bond
2,500,000 5.625%,  3/30/2021 2,509,615
3,000,000 6.250%,  9/26/2022 3,138,780
5,000,000 7.250%,  12/23/2023 5,465,650
8,000,000 5.750%,  3/22/2024 8,424,000
6,000,000 6.375%,  10/14/2025 6,498,000
4,000,000 4.750%,  1/26/2026 4,060,000
7,042,000 4.875%,  10/9/2026 7,130,025
1,000,000 5.125%,  2/17/2028 1,010,196
8,000,000 7.625%,  4/26/2029 9,219,040
7,000,000 5.250%,  3/13/2030
b
6,956,908
12,500,000 5.950%,  1/15/2031 12,831,250
3,439,000 6.875%,  3/17/2036 3,670,266
5,935,000 6.750%,  5/30/2040 6,149,016
6,500,000 6.625%,  2/17/2045 6,581,250
3,000,000 5.750%,  5/11/2047 2,743,560
Total 89,464,956
Ukraine (1.7%)
Ukraine Government International
Bond
2,700,000 9.750%,  11/1/2028 3,274,047
13,500,000 7.375%,  9/25/2032 14,475,780
Total 17,749,827

Emerging Markets Debt Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Long-Term Fixed Income (93.9%) Value
United Arab Emirates (4.5%)
Abu Dhabi Government
International Bond
$ 9,500,000 3.875%,  4/16/2050
a
$ 11,297,400
3,000,000 2.500%,  10/11/2022
a
3,099,540
3,000,000 3.125%,  5/3/2026
a
3,312,000
5,500,000 3.125%,  10/11/2027
a
6,133,710
7,500,000 2.500%,  9/30/2029
a
7,995,600
4,000,000 4.125%,  10/11/2047
a
4,920,000
Finance Department Government
of Sharjah
7,000,000 4.000%,  7/28/2050
a
7,061,460
Tabreed Sukuk, Ltd.
2,000,000 5.500%,  10/31/2025 2,326,232
Total 46,145,942
United Kingdom (0.9%)
Gazprom PJSC
5,000,000 3.250%,  2/25/2030
a
5,052,700
NAK Naftogaz Ukraine
4,000,000 7.625%,  11/8/2026
a
4,067,601
Total 9,120,301
Uruguay (1.6%)
Uruguay Government International
Bond
4,000,000 4.975%,  4/20/2055 5,335,040
4,000,000 5.100%,  6/18/2050 5,375,040
4,840,312 4.375%,  1/23/2031 5,820,524
Total 16,530,604
Vietnam (0.4%)
Vietnam Government International
Bond
4,000,000 4.800%,  11/19/2024 4,500,000
Total 4,500,000
Total Long-Term Fixed Income
(cost $909,462,174) 988,951,735
Shares
Collateral Held for Securities
Loaned ( 1.9% )
20,360,775 Thrivent Cash Management Trust 20,360,775
Total Collateral Held for
Securities Loaned
(cost $20,360,775) 20,360,775
Shares
Registered Investment
Companies ( 1.0% ) Value
Unaffiliated  (1.0%)
88,000 iShares J.P. Morgan USD Emerging
Markets Bond ETF 10,018,800
Total 10,018,800
Total Registered Investment
Companies (cost $8,571,298) 10,018,800
Shares Short-Term Investments ( 4.3% ) Value
Thrivent Core Short-Term Reserve
Fund
4,556,193 0.200% $ 45,561,934
Total Short-Term Investments
(cost $45,561,934) 45,561,934
Total Investments (cost
$983,956,181) 101.1% $1,064,893,244
Other Assets and Liabilities,
Net (1.1%) (11,406,568)
Total Net Assets 100.0% $1,053,486,676
a Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $470,375,022 or
44.6% of total net assets.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Debt Fund as of January 29, 2021:
Securities Lending Transactions
Long-Term Fixed Income $ 19,758,290
Total lending $19,758,290
Gross amount payable upon return of
collateral for securities loaned $20,360,775
Net amounts due to counterparty
$602,485
Definitions:
ETF - Exchange Traded Fund

Emerging Markets Debt Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Emerging Markets Debt Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Long-Term Fixed Income
Capital Goods 6,562,504 – 6,562,504 –
Communications Services 9,290,550 – 9,290,550 –
Consumer Cyclical 3,207,000 – 3,207,000 –
Energy 63,091,309 – 63,091,309 –
Financials 1,128,750 – 1,128,750 –
Foreign Government 899,614,894 – 899,614,894 –
Utilities 6,056,728 – 6,056,728 –
Registered Investment Companies
Unaffiliated 10,018,800 10,018,800 – –
Subtotal Investments in Securities $998,970,535 $10,018,800 $988,951,735 $–
Other Investments  * Total
Affiliated Short-Term Investments 45,561,934
Collateral Held for Securities Loaned 20,360,775
Subtotal Other Investments $65,922,709
Total Investments at Value $1,064,893,244
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Debt
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $32,552 $60,528 $47,518 $45,562 4,556 4.3%
Total Affiliated Short-Term Investments 32,552 45,562 4.3
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   6,981 47,039 33,659 20,361 20,361 1.9
Total Collateral Held for Securities Loaned 6,981 20,361 1.9
Total Value $39,533 $65,923
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $(8) $8 – $20
Total Income/Non Income Cash from Affiliated
Investments $20
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 3
Total Affiliated Income from Securities Loaned, Net $3
Total Value $(8) $8 $0

Emerging Markets Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 98.1% ) Value
Argentina (<0.1%)
20,118 Telecom Argentina SA ADR $ 130,365
Total 130,365
Bermuda (0.2%)
162,000 Road King Infrastructure, Ltd. 200,945
730,200 Shanghai Industrial Urban
Development Group, Ltd. 69,523
2,138,000 Yuexiu Transport Infrastructure, Ltd. 1,437,328
Total 1,707,796
Brazil (4.4%)
158,300 Ambev SA 438,035
102,900 Atacadao SA 358,271
8,600 B2W - Companhia Digital
a
127,505
149,300 B3 SA - Brasil Bolsa Balcao 1,633,966
138,000 Banco ABC Brasil SA 378,835
448,003 Banco Bradesco SA ADR 2,033,934
5,900 Banco BTG Pactual SA 102,140
113,200 Banco do Brasil SA 697,854
4,100 Banco Inter SA 99,109
115,526 Banco Santander Brasil SA ADR 834,098
59,700 BB Seguridade Participacoes SA 302,024
44,100 BRF SA
a
171,841
70,100 CCR SA 155,154
12,464 Centrais Eletricas Brasileiras SA
ADR 64,439
17,200 Cia Brasileira de Distribuicao 236,872
97,060 Companhia Siderurgica Nacional
SA ADR 534,801
183,700 EDP - Energias do Brasil SA 647,989
147,986 Gerdau SA ADR 627,461
15,800 Hypera SA 93,794
436,718 Itau Unibanco Holding SA ADR 2,279,668
756,900 Itausa SA 1,469,145
187,500 JBS SA 827,942
69,500 Klabin SA 356,938
31,800 Localiza Rent a Car SA 370,808
177,900 Magazine Luiza SA 816,765
42,700 Natura & Company Holding SA
a
383,109
77,500 Petrobras Distribuidora SA 330,743
537,200 Petroleo Brasileiro SA 2,631,312
153,822 Petroleo Brasileiro SA ADR 1,545,911
242,700 Raia Drogasil SA 1,104,513
39,900 Rumo SA
a
147,162
37,100 Suzano SA
a
419,997
82,798 Telefonica Brasil SA ADR 683,912
15,048 TIM SA ADR 181,178
192,579 Vale SA ADR 3,110,151
65,200 Via Varejo SA
a
174,577
79,300 WEG SA 1,214,559
Total 27,586,512
Cayman Islands (16.8%)
43,353 Baidu.com, Inc. ADR
a
10,188,822
184,000 Bizlink Holding, Inc. 2,031,001
78,000 China Meidong Auto Holdings, Ltd. 262,311
996,000 China Resources Land, Ltd. 3,941,316
89,500 China Resources Medical Holdings
Company, Ltd. 88,025
612,000 Consun Pharmaceutical Group,
Ltd. 250,965
171,100 ENN Energy Holdings, Ltd. 2,638,777
81,000 Fu Shou Yuan International Group,
Ltd. 77,060
Shares Common Stock (98.1%) Value
Cayman Islands (16.8%) - continued
276,000 Goodbaby International Holdings,
Ltd.
a
$ 34,748
1,340,000 IGG, Inc. 1,736,773
11,469 JOYY, Inc. ADR 1,055,607
266,500 Kingboard Holdings, Ltd. 1,085,998
512,000 Longfor Group Holdings, Ltd.
b
2,883,312
200,900 Meituan Dianping
a
9,263,379
71,991 NetEase , Inc. ADR 8,278,245
20,266 New Oriental Education &
Technology Group, Inc. ADR
a
3,394,555
36,601 NIO, Inc. ADR
a
2,086,257
12,249 Pinduoduo , Inc. ADR
a
2,029,782
190,500 Shimao Property Holdings, Ltd. 550,801
5,114 Shimao Services Holdings, Ltd.
a,b
8,997
5,317,500 Shui On Land, Ltd. 787,019
478,200 Tencent Holdings, Ltd. 42,609,202
562,000 Tingyi (Cayman Islands) Holding
Corporation 1,116,718
139,500 Wuxi Biologics (Cayman), Inc.
a,b
1,953,269
981,000 Xiabuxiabu Catering Management
Holdings Company, Ltd.
b
2,168,249
38,800 Xiaomi Corporation
a,b
144,906
456,500 Zhongsheng Group Holdings, Ltd. 2,673,444
Total 103,339,538
Chile (0.8%)
18,336 Banco de Chile ADR 376,438
7,373 Banco de Credito e Inversiones SA 309,044
35,818 CAP SA 455,762
39,914 Cia Cervecerias Unidas SA ADR 656,585
2,494,640 Colbun SA 430,140
153,397 Embotelladora Andina SA 388,289
150,442 Empresas CMPC SA 402,306
9,623 Empresas Copec SA 101,033
28,775 Enel Chile SA ADR 105,892
202,009 SMU SA 28,878
9,866 Sociedad Quimica y Minera de
Chile SA ADR 502,574
Total 3,756,941
China (23.4%)
2,230,400 Agricultural Bank of China, Ltd. 1,085,970
48,957 Aier Eye Hospital Group Company,
Ltd. 595,052
157,452 Alibaba Group Holding, Ltd. ADR
a
39,966,041
403,500 Anhui Conch Cement Company,
Ltd., Class H 2,383,810
12,210 Autohome , Inc. ADR 1,345,908
4,522,000 Bank of China, Ltd. 1,530,625
732,000 Bank of Communications
Company, Ltd. 395,815
1,263,800 Bank of Hangzhou Company, Ltd. 2,869,490
1,666,500 Bank of Jiangsu Company, Ltd. 1,421,298
132,000 Beijing North Star Company, Ltd. 24,079
49,882 BYD Company, Ltd. Class A 1,889,188
85,500 BYD Company, Ltd. Class H 2,582,411
95,900 By-health Company, Ltd. 328,873
2,370,000 China Cinda Asset Management
Company, Ltd. 448,028
4,555,000 China Construction Bank
Corporation 3,450,042
748,800 China International Capital
Corporation, Ltd.
a,b
1,952,269
7,155 China Life Insurance Company,
Ltd. 39,852

Emerging Markets Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.1%) Value
China (23.4%) - continued
155,000 China Longyuan Power Group
Corporation, Ltd. $ 226,894
395,500 China Merchants Bank Company,
Ltd. 3,028,690
124,300 China Merchants Shekou Industrial
Zone Holdings Company, Ltd. 226,695
546,000 China National Building Material
Company, Ltd. 650,731
34,686 China Petroleum & Chemical
Corporation ADR 1,644,810
108,000 China Resources Sanjiu Medical
and Pharmaceutical Company,
Ltd. 414,148
530,400 China Vanke Company, Ltd. Class
H 1,897,694
5,000 Contemporary Amperex
Technology Company, Ltd. 270,599
188,081 COSCO SHIPPING Holdings
Company, Ltd. Class A
a
360,115
607,000 COSCO SHIPPING Holdings
Company, Ltd. Class H
a
614,389
120,569 Foshan Haitian Flavouring and
Food Company, Ltd. 3,667,545
1,095,000 GF Securities Company, Ltd. 1,595,654
633,082 Henan Shuanghui Investment &
Development Company, Ltd. 4,594,688
408,561 Huadong Medicine Company, Ltd. 1,662,573
3,556,800 Industrial and Commercial Bank of
China, Ltd., Class A 2,798,661
7,706,000 Industrial and Commercial Bank of
China, Ltd., Class H 4,915,430
1,190,881 Industrial Bank Company, Ltd. 4,248,395
52,200 Inner Mongolia Eerduosi Resources
Company, Ltd. 89,717
96,039 JD.com, Inc. ADR
a
8,517,699
380,000 Jiangxi Copper Company, Ltd. 624,277
92,700 Kingfa Sci. & Tech. Company, Ltd. 401,127
16,000 Kweichow Moutai Company, Ltd. 5,229,000
87,800 Livzon Pharmaceutical Group, Inc. 481,645
1,656,100 Metallurgical Corporation of China,
Ltd. 720,798
34,700 Midea Group Company, Ltd. 515,698
789,900 Oceanwide Holdings Company,
Ltd. 357,326
596,500 Ping An Insurance Company of
China, Ltd. 7,025,450
2,456,000 Postal Savings Bank of China
Company, Ltd.
b
1,752,239
351,782 S. F. Holding Company, Ltd. 5,371,649
198,800 Shandong Sun Paper Industry Joint
Stock Company, Ltd. 485,061
23,000 Shanghai Haohai Biological
Technology Company, Ltd.
b
182,951
85,300 Shanghai Pharmaceuticals Holding
Company, Ltd. 147,441
127,100 Shenzhou International Group
Holdings, Ltd. 2,478,642
380,000 Sinopharm Group Company, Ltd. 931,248
941,000 Tong Ren Tang Technologies
Company, Ltd. 593,490
198,000 Tsingtao Brewery Company, Ltd. 1,909,454
68,660 Vipshop Holdings, Ltd. ADR
a
1,882,657
7,200 Wuliangye Yibin Company, Ltd. 323,412
21,678 WuXi AppTec Company, Ltd. 556,274
663,400 Xiamen C&D, Inc. 791,947
Shares Common Stock (98.1%) Value
China (23.4%) - continued
31,600 Yunnan Baiyao Group Company,
Ltd. $ 648,647
2,060,000 Zijin Mining Group Company, Ltd. 2,273,964
Total 139,418,275
Colombia (0.1%)
24,145 Bancolombia SA ADR 849,663
25,052 Interconexion Electrica SA 168,113
Total 1,017,776
Czech Republic (0.3%)
45,757 CEZ AS 1,097,249
24,717 Komercni Banka AS
a
750,211
259 Philip Morris CR 183,557
Total 2,031,017
Egypt (0.3%)
247,833 Commercial International Bank
Egypt SAE GDR 977,507
909,368 EFG Hermes Holding Company
a
912,144
Total 1,889,651
Greece (0.5%)
68,527 Hellenic Telecommnications
Organization SA 996,083
8,945 Motor Oil (Hellas) Diilistiria
Korinthou AE 125,738
105,000 Mytilineos SA 1,528,775
13,634 OPAP SA 166,910
5,537 Public Power Corporation SA
a
47,261
3,346 Sarantis SA 36,829
Total 2,901,596
Hong Kong (1.0%)
2,459,000 CITIC, Ltd. 1,914,263
617,440 CSPC Pharmaceutical Group, Ltd. 627,689
438,000 Far East Horizon, Ltd. 451,594
544,000 Hang Lung Group, Ltd. 1,375,853
605,000 Shanghai Industrial Holdings, Ltd. 828,993
5,690,000 Yuexiu Property Company, Ltd. 1,111,482
Total 6,309,874
Hungary (0.2%)
10,160 OTP Bank Nyrt
a
463,253
13,940 Richter Gedeon Nyrt 392,683
Total 855,936
India (8.5%)
273,661 Amara Raja Batteries, Ltd. 3,437,791
317,537 Ambuja Cements, Ltd. 1,057,245
27,880 APL Apollo Tubes, Ltd.
a
345,958
34,933 Apollo Hospitals Enterprise, Ltd. 1,223,864
25,673 Asian Paints, Ltd. 845,886
33,619 Aurobindo Pharma, Ltd. 415,723
88,950 Bajaj Auto, Ltd. 4,878,349
121,412 Cipla , Ltd. 1,372,170
8,422 Cyient , Ltd. 69,669
6,404 Dr. Lal PathLabs , Ltd.
b
196,803
3,602 Endurance Technologies, Ltd.
b
68,212
181,030 Glenmark Pharmaceuticals, Ltd. 1,166,809
101,405 Granules India, Ltd. 467,051
21,383 Graphite India, Ltd. 92,010
32,532 Greaves Cotton, Ltd.
a
38,099
362,252 HCL Technologies, Ltd. 4,525,525

Emerging Markets Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.1%) Value
India (8.5%) - continued
127,341 Heidelberg Cement India, Ltd. $ 384,514
68,031 Hero Motocorp , Ltd. 3,029,556
23,321 Housing Development Finance
Corporation 758,327
432,180 Infosys, Ltd. ADR 7,295,198
57,111 InterGlobe Aviation, Ltd.
a,b
1,209,970
228,509 Jindal Saw, Ltd. 220,732
11,609 Kalpataru Power Transmission, Ltd. 49,997
22,680 Multi Commodity Exchange of
India, Ltd. 509,903
446,933 Oil and Natural Gas Corporation,
Ltd. 538,710
18,648 Persistent Systems, Ltd. 389,012
85,789 PNB Housing Finance, Ltd.
a,b
392,663
160,692 Reliance Industries, Ltd. 4,043,959
9,308 Siemens, Ltd. 202,001
69,844 Tata Consultancy Services, Ltd. 2,971,632
89,003 Tata Elxsi , Ltd. 3,270,416
56,397 Tech Mahindra, Ltd. 740,428
261,194 UPL, Ltd. 2,005,410
555,971 Wipro, Ltd. ADR 3,419,222
Total 51,632,814
Indonesia (0.3%)
1,544,700 Astra International Tbk PT 669,364
4,114,900 Mitra Adiperkasa Tbk PT
a
225,168
56,738 Telekomunikasi Indonesia Persero
Tbk PT ADR 1,277,172
Total 2,171,704
Jersey (<0.1%)
11,098 Polymetal International plc 239,703
Total 239,703
Luxembourg (<0.1%)
7,465 Allegro.eu SA
a,b
147,294
9,818 Reinet Investments SCA 171,940
Total 319,234
Malaysia (0.2%)
26,100 AEON Credit Service (M) Berhad 69,642
337,132 Berjaya Sports Toto Berhad 169,137
189,300 Bursa Malaysia Berhad 437,331
552,600 Mah Sing Group Berhad 109,503
1,337,200 Serba Dinamik Holdings Berhad 528,831
51,200 TIME dotCom Berhad 175,817
229,300 Yinson Holdings Berhad 294,128
Total 1,784,389
Mexico (1.2%)
174,300 Alfa SAB de CV 109,432
115,086 America Movil SAB de CV ADR 1,520,286
6,027 Coca-Cola FEMSA SAB de CV ADR 262,416
174,300 Controladora Nemak , SAB de CV
a
22,703
115,520 Corporacion Inmobiliaria Vesta ,
SAB de CV 217,808
7,166 Fomento Economico Mexicano SAB
de CV ADR 487,646
10,970 Grupo Aeroportuario del Sureste ,
SAB de CV
a
172,676
303,300 Grupo Financiero Banorte SAB de
CV ADR
a
1,510,656
92,700 Grupo Financiero Inbursa , SAB de
CV
a
83,117
246,600 Grupo Mexico, SAB de CV 1,064,281
Shares Common Stock (98.1%) Value
Mexico (1.2%) - continued
10,380 Industrias Penoles , SAB de CV
a
$ 154,958
34,600 Megacable Holdings SAB de CV 125,528
1,061,600 Wal-Mart de Mexico, SAB de CV 3,022,859
Total 8,754,366
Netherlands (0.1%)
12,361 Yandex NV
a
777,782
Total 777,782
Peru (0.1%)
50,098 Cia de Minas Buenaventura SA
ADR
a
509,998
Total 509,998
Philippines (0.4%)
10,235 Globe Telecom, Inc. 412,623
150,850 Jollibee Foods Corporation 556,204
68,480 Manila Electric Company 371,023
535,440 Puregold Price Club, Inc. 400,121
Total 1,739,971
Poland (0.7%)
112,949 Asseco Poland SA 2,056,020
1,789 Bank Handlowy w Warszawie SA
a
18,569
15,560 Bank Pekao SA
a
264,832
13,069 CD Projekt SA
a,c
1,065,767
47,648 Cyfrowy Polsat SA 390,179
3,794 KGHM Polska Miedz SA
a
190,962
1,325 mBank SA
a
69,288
81,320 Powszechna Kasa Oszczednosci
Bank Polski SA
a
627,876
2,296 Santander Bank Polska SA
a
111,104
Total 4,794,597
Russian Federation (2.9%)
355,500 Alrosa PJSC 466,893
299,084 Gazprom PJSC ADR 1,662,583
23,446 Lukoil ADR 1,659,381
72,780 M.Video PJSC 686,863
21,457 Magnit OJSC GDR 319,027
21,535 Mechel PJSC ADR
a
37,040
3,517 MMC Norilsk Nickel PJSC ADR 112,918
68,727 Mobile TeleSystems PJSC ADR 618,543
3,769 Novatek PJSC GDR 628,929
6,227 Novolipetsk Steel OJSC GDR 173,199
795 PAO Transneft 1,502,143
140,220 PJSC Rostelecom 186,872
293,164 Rosneft Oil Company PJSC GDR 1,809,101
1,467,120 Sberbank of Russia PJSC 4,977,048
62,327 Severstal PJSC 1,034,378
2,485,300 Surgutneftegas PJSC 1,310,355
236,710 Surgutneftegas PJSC ADR 1,032,463
Total 18,217,736
Saudi Arabia (3.1%)
27,399 Advanced Petrochemical Company 466,057
85,500 Al Rajhi Bank 1,661,201
30,111 Arab National Bank 162,924
39,961 Arabian Cement Company 483,172
52,649 Arriyadh Development Company 254,633
36,617 Banque Saudi Fransi 327,906
38,389 Eastern Province Cement Company 462,604
28,293 Jarir Marketing Company 1,318,585
9,911 National Medical Care Company 138,679

Emerging Markets Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Saudi Arabia (3.1%) - continued
15,465 Qassim Cement Company $ 371,721
241,185 Riyad Bank 1,369,606
119,813 Sahara International Petrochemical
Company 586,055
11,511 Saudi Arabian Mining Company
a
128,493
264,700 Saudi Arabian Oil Company
b
2,450,698
104,748 Saudi Basic Industries Corporation 2,860,406
41,354 Saudi Industrial Investment Group
Company 283,454
15,942 Saudi Telecom Company 480,349
21,016 Southern Province Cement
Company 498,687
173,400 The National Commercial Bank 1,993,120
134,605 The Saudi British Bank 960,131
9,787 United International Transportation
Company 101,893
Total 17,360,374
Singapore (<0.1%)
9,317 China Yuchai International, Ltd. 148,793
Total 148,793
South Africa (3.4%)
215,526 AECI, Ltd. 1,296,861
13,247 African Rainbow Minerals, Ltd. 240,224
8,057 Anglo American Platinum, Ltd. 801,555
20,056 AngloGold Ashanti, Ltd. ADR 470,514
22,362 Aspen Pharmacare Holdings, Ltd.
a
211,100
130,477 Barloworld, Ltd.
a
812,067
3,060 Capitec Bank Holdings, Ltd.
a
280,104
14,456 Clicks Group, Ltd. 237,508
202,633 DataTec , Ltd.
a
330,911
208,086 FirstRand, Ltd. 653,547
47,286 Gold Fields, Ltd. ADR 441,178
50,238 Harmony Gold Mining Company,
Ltd. ADR
a
223,559
44,195 Impala Platinum Holdings, Ltd. 596,834
101,424 Investec, Ltd. 256,610
19,950 Kumba Iron Ore, Ltd. 802,247
489,663 Momentum Metropolitan Holdings 533,207
50,423 Motus Holdings, Ltd.
a
205,259
60,565 Mr Price Group, Ltd. 688,191
88,618 MTN Group, Ltd. 365,598
52,388 MultiChoice Group, Ltd. 446,132
37,431 Naspers, Ltd. 8,658,888
293,400 Ninety One, Ltd. 897,947
15,003 Northam Platinum, Ltd.
a
186,388
49,331 Pick n Pay Stores, Ltd. 173,559
33,372 Sasol, Ltd.
a
359,730
37,984 Shoprite Holdings, Ltd. 351,060
209,870 Sibanye Stillwater, Ltd. 796,703
29,887 Spar Group, Ltd. 383,463
75,137 Standard Bank Group 622,901
11,912 Tiger Brands, Ltd. 156,931
Total 22,480,776
South Korea (13.3%)
5,032 Binggrae Company, Ltd.
a
251,241
61,352 Cheil Worldwide, Inc. 1,056,077
16,005 Chong Kun Dang Pharmaceutical
Corporation
a
2,618,478
9,970 Daou Technology, Inc.
a
236,420
32,000 DongKook Pharmaceutical
Company, Ltd.
a
888,225
9,016 Green Cross Holdings Corporation
a
352,379
Shares Common Stock (98.1%) Value
South Korea (13.3%) - continued
24,993 Hancom , Inc.
a
$ 381,358
10,389 Hansol Chemical Company, Ltd.
a
1,782,762
7,284 Hanwha Aerospace Company, Ltd.
a
264,670
11,995 Hanwha Investment & Securities
Corporation, Ltd.
a
28,008
938,952 Hanwha Life Insurance
Corporation, Ltd.
a
2,235,301
3,373 Hyundai Glovis Company, Ltd. 572,001
2,399 Hyundai Motor Company 489,136
20,093 Hyundai Steel Company 695,183
76,903 JB Financial Group Corporation,
Ltd.
a
356,038
3,851 KEPCO Plant Service &
Engineering Company, Ltd.
a
93,182
74,683 Kia Motors Corporation 5,473,381
5,284 Korea Zinc Company, Ltd.
a
1,906,599
5,149 LG Chem , Ltd. 4,199,797
4,004 LG Electronics, Inc. 546,640
49,034 LG International Corporation 1,154,758
23,166 LS Electric Company, Ltd.
a
1,267,060
8,519 Meritz Fire & Marine Insurance
Company, Ltd.
a
120,387
70,993 Mirae Asset Daewoo Company,
Ltd.
a
601,261
5,182 NCSoft Corporation
a
4,390,453
35,668 Poongsan Corporation
a
905,730
13,153 POSCO 2,887,161
8,838 Samsung Electro-Mechanics
Company, Ltd. 1,607,530
402,741 Samsung Electronics Company,
Ltd. 29,443,196
76,988 Samsung Securities Corporation,
Ltd. 2,596,179
21,678 Sillicon Works Company, Ltd. 1,315,245
9,596 SK Holdings Company, Ltd. 2,666,546
65,321 SK Hynix, Inc. 7,131,782
1,030 Taekwang Industrial Corporation,
Ltd.
a
771,543
Total 81,285,707
Taiwan (13.4%)
299,000 BES Engineering Corporation 88,808
707,000 Capital Securities Corporation 337,512
10,673,000 China Development Financial
Holding Corporation 3,395,177
2,996,000 CTBC Financial Holding Company,
Ltd. 2,029,664
635,000 Delta Electronics, Inc. 6,391,634
90,000 Feng Hsin Iron & Steel Company,
Ltd. 202,157
2,794,000 Fubon Financial Holding Company,
Ltd. 4,536,618
55,000 Greatek Electronics, Inc. 124,479
10,000 Highwealth Construction
Corporation 15,190
56,000 Hon Hai Precision Industry
Company, Ltd. 222,718
220,000 Huaku Development Company, Ltd. 675,367
1,540,006 IBF Financial Holdings Company,
Ltd. 691,989
49,000 King's Town Bank Company, Ltd. 66,313
312,000 Makalot Industrial Company, Ltd. 2,088,417
23,415 Makalot Industrial Compnay , Ltd.,
Rights
a,d
40,926
7,000 MediaTek , Inc. 218,636

Emerging Markets Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (98.1%) Value
Taiwan (13.4%) - continued
126,000 Namchow Holdings Company, Ltd. $ 200,252
319,000 Nantex Industry Company, Ltd. 652,211
108,000 President Securities Corporation 76,921
386,000 SerComm Corporation 1,010,673
1,311,000 Shinkong Synthetic Fibers
Corporation 588,233
855,000 Sigurd Microelectronics
Corporation 1,483,559
200,000 Sinbon Electronics Company, Ltd. 1,787,040
55,000 Sitronix Technology Corporation 314,257
310,000 Sunonwealth Electric Machine
Industry Company, Ltd. 577,688
228,000 Syncmold Enterprise Corporation 658,822
231,000 Systex Corporation 691,597
2,323,062 Taichung Commercial Bank
Company, Ltd. 882,691
2,153,000 Taiwan Semiconductor
Manufacturing Company, Ltd. 45,500,197
465,000 Topco Scientific Company, Ltd. 1,963,389
105,000 Transcend Information, Inc. 230,857
255,000 Tung Ho Steel Enterprise
Corporation 285,550
2,829,000 United Microelectronics
Corporation 5,068,900
317,000 USI Corporation 227,180
31,000 Wah Lee Industrial Corporation 83,042
332,000 YFY, Inc. 277,201
Total 83,685,865
Thailand (1.2%)
110,800 Advanced Info Service Public
Company, Ltd. NVDR 635,490
274,000 Bangkok Bank Public Company,
Ltd. NVDR 1,034,712
373,300 Com7 Public Company, Ltd. NVDR 537,585
584,600 Intouch Holdings Public Company,
Ltd. NVDR 1,091,099
543,900 Kasikornbank pcl NVDR 2,296,413
672,500 Ratchthani Leasing Public
Company, Ltd. NVDR 89,211
973,500 Thai Vegetable Oil Public
Company, Ltd. NVDR 1,062,210
Total 6,746,720
Turkey (0.4%)
92,806 Anadolu Efes Biracilik ve Malt
Sanayii AS 313,989
34,084 Eregli Demir ve Celik Fabrikalari
TAS 66,601
19,294 Ford Otomotiv Sanayi AS 378,143
332,279 Haci Omer Sabanci Holding AS 476,302
105,404 Koza Anadolu Metal Madencilik
Isletmeleri AS
a
221,601
28,881 Migros Ticaret AS
a
174,219
56,827 Selcuk Ecza Deposu Ticaret ve
Sanayi AS 99,329
163,469 TAV Havalimanlari Holding AS 475,411
13,798 Turkcell Iletisim Hizmetleri AS ADR
c
74,923
261,987 Turkiye Garanti Bankasi AS
a
331,865
237,792 Turkiye Is Bankasi AS
a
198,388
204,806 Turkiye Sinai Kalkinma Bankasi AS
a
50,584
27,120 Vestel Elektronik Sanayi ve Ticaret
AS
a
97,105
Total 2,958,460
Shares Common Stock (98.1%) Value
United States (0.9%)
92,569 Yum China Holding, Inc. $ 5,249,588
Total 5,249,588
Total Common Stock
(cost $492,519,216) 601,803,854
Shares Preferred Stock ( 1.5% )
Brazil (0.1%)
58,100 Bradespar SA 661,236
Total 661,236
South Korea (1.4%)
3,221 LG Chem , Ltd. 1,342,601
106,203 Samsung Electronics Company,
Ltd. 6,926,284
Total 8,268,885
Total Preferred Stock
(cost $6,315,913) 8,930,121
Shares
Collateral Held for Securities
Loaned ( <0.1% )
557,020 Thrivent Cash Management Trust 557,020
Total Collateral Held for
Securities Loaned
(cost $557,020) 557,020
Total Investments (cost
$499,392,149) 99.7% $611,290,995
Other Assets and Liabilities,
Net 0.3% 1,965,475
Total Net Assets 100.0% $613,256,470
a Non-income producing security.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $15,511,832 or
2.5% of total net assets.
c All or a portion of the security is on loan.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Emerging Markets
Equity Fund as of January 29, 2021:
Securities Lending Transactions
Common Stock $ 444,710
Total lending $444,710
Gross amount payable upon return of
collateral for securities loaned $557,020
Net amounts due to counterparty
$112,310

Emerging Markets Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
GDR - Global Depository Receipts, which are certificates for shares of an underlying foreign security’s shares held by
an issuing depository bank from more than one country.
NVDR - Non-Voting Depository Receipts
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Emerging Markets Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 77,114,743 15,799,544 61,315,199 –
Consumer Discretionary 113,009,859 63,126,579 49,842,354 40,926
Consumer Staples 29,010,948 1,941,448 27,069,500 –
Energy 22,031,639 3,190,721 18,840,918 –
Financials 98,250,619 6,373,801 91,876,818 –
Health Care 19,875,017 – 19,875,017 –
Industrials 34,223,923 651,367 33,572,556 –
Information Technology 140,581,936 19,098,557 121,483,379 –
Materials 50,769,805 5,419,901 45,349,904 –
Real Estate 11,614,503 – 11,614,503 –
Utilities 5,320,862 64,439 5,256,423 –
Preferred Stock
Financials 661,236 – 661,236 –
Information Technology 6,926,284 – 6,926,284 –
Materials 1,342,601 – 1,342,601 –
Subtotal Investments in Securities $610,733,975 $115,666,357 $495,026,692 $40,926
Other Investments  * Total
Collateral Held for Securities Loaned 557,020
Subtotal Other Investments $557,020
Total Investments at Value $611,290,995
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.

Emerging Markets Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Emerging Markets Equity
Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $23,017 $39,112 $62,129 $– – –%
Total Affiliated Short-Term Investments 23,017 – –
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   215 10,071 9,729 557 557 <0.1
Total Collateral Held for Securities Loaned 215 557 <0.1
Total Value $23,232 $557
Portfolio
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions of
Realized Capital
Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– – $1
Total Income/Non Income Cash from Affiliated
Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment – – 0 4
Total Affiliated Income from Securities Loaned, Net $4
Total Value $– $– $0

International Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.1% ) Value
Australia (5.5%)
29,836 ARB Corporation, Ltd. $ 796,879
116,216 Aristocrat Leisure, Ltd. 2,737,802
33,337 ASX, Ltd. 1,821,605
89,275 BHP Group, Ltd. 2,977,237
6,448 Breville Group, Ltd. 141,790
153,983 Carsales.com, Ltd. 2,295,601
76,337 Commonwealth Bank of Australia 4,846,782
177,410 Computershare, Ltd. 1,936,387
29,072 Corporate Travel Management,
Ltd.
a
367,730
44,914 CSL, Ltd. 9,311,658
4,264 Domino's Pizza Enterprises, Ltd. 298,183
355,849 GWA Group, Ltd. 932,000
367,127 Humm Group, Ltd. 316,350
54,159 National Australia Bank, Ltd. 970,807
14,330 Premier Investments, Ltd. 244,052
19,643 REA Group, Ltd. 2,183,405
35,388 Rio Tinto, Ltd. 2,961,944
205,765 Sandfire Resources, Ltd. 745,430
117,093 SEEK, Ltd. 2,494,896
11,314 Sonic Healthcare, Ltd. 295,679
144,217 Transurban Group
a
1,453,148
6,525 Washington H. Soul Pattinson and
Company, Ltd. 135,160
35,579 Wesfarmers, Ltd. 1,476,864
86,659 Woodside Petroleum, Ltd. 1,608,528
Total 43,349,917
Austria (0.2%)
29,586 OMV AG 1,241,482
Total 1,241,482
Belgium (0.9%)
54,802 Anheuser-Busch InBev NV 3,440,065
26,358 Groupe Bruxelles Lambert SA 2,607,335
7,308 KBC Groep NV
a
509,619
Total 6,557,019
Bermuda (<0.1%)
4,000 CK Infrastructure Holdings, Ltd. 21,237
3,900 Jardine Matheson Holdings, Ltd. 225,420
258,000 Road King Infrastructure, Ltd. 320,023
Total 566,680
Canada (10.2%)
75,601 BCE, Inc. 3,206,724
20,348 Canadian Apartment Properties
REIT 814,716
63,677 Canadian National Railway
Company 6,449,615
24,457 Canadian Natural Resources, Ltd. 552,542
14,990 Canadian Pacific Railway, Ltd. 5,036,405
129,954 CGI, Inc.
a
10,416,645
17,750 Choice Properties REIT 179,478
328,786 CI Financial Corporation 4,082,989
92,723 Dollarama , Inc. 3,624,808
2,774 FirstService Corporation 378,934
13,541 Franco-Nevada Corporation 1,615,848
2,784 Imperial Oil, Ltd. 52,970
3,349 Intact Financial Corporation 369,274
5,556 Kinaxis , Inc.
a
771,257
85,971 Laurentian Bank of Canada
b
2,077,422
10,441 Onex Corporation 552,934
79,935 Quebecor, Inc. 1,912,814
Shares Common Stock (99.1%) Value
Canada (10.2%) - continued
26,886 Restaurant Brands International,
Inc.
b
$ 1,551,322
99,800 Royal Bank of Canada 8,077,654
7,391 Shopify Inc.
a
8,119,679
80,141 Sun Life Financial, Inc. 3,703,877
5,493 Suncor Energy, Inc. 91,883
34,325 TC Energy Corporation 1,471,244
37,151 Thomson Reuters Corporation 3,029,314
4,729 TMX Group, Ltd. 456,129
113,420 Toronto-Dominion Bank 6,426,912
18,883 Transcontinental, Inc.
b
303,014
Total 75,326,403
Cayman Islands (0.1%)
319,500 Budweiser Brewing Company
APAC, Ltd.
c
1,068,214
81,600 Sands China, Ltd. 324,062
95,000 SITC International Holdings
Company, Ltd. 217,778
Total 1,610,054
Denmark (3.4%)
1,177 A.P. Moller - Maersk AS, Class B 2,417,756
42,837 Carlsberg AS 6,258,146
7,973 DSV AS 1,243,990
172,007 Novo Nordisk AS 11,983,423
16,451 Orsted AS
c
3,124,490
8,946 Royal Unibrew AS 883,107
755 Topdanmark AS 34,861
Total 25,945,773
Finland (1.0%)
39,593 KONE Oyj 3,113,792
65,756 Neste Oil Oyj 4,631,885
Total 7,745,677
France (7.0%)
42,660 Air Liquide SA 6,976,905
25,421 BNP Paribas SA
a
1,219,080
969 Capgemini SA 140,031
97,071 Electricite de France
a
1,207,034
3,067 Gaztransport Et Technigaz SA 279,369
3,642 Hermes International 3,716,060
18,426 Ipsos SA 588,971
116,570 Legrand SA 10,737,064
5,489 LNA Sante 328,226
18,073 L'Oreal SA 6,358,077
3,526 LVMH Moet Hennessy Louis Vuitton
SE 2,131,800
797 Sartorius Stedim Biotech 333,683
94,944 Schneider Electric SE 13,896,058
152,189 Total SE 6,414,517
Total 54,326,875
Germany (6.5%)
61,782 Allianz SE 13,963,282
79,252 Alstria Office REIT AG 1,365,701
1,721 Bechtle AG 365,699
3,472 CompuGroup Medical SE and
Company KGaA 342,536
67,284 Daimler AG 4,725,624
24,740 Deutsche Boerse AG 3,972,079
49,589 Deutsche Pfandbriefbank AG
a,c
486,720
21,441 Deutsche Post AG 1,059,079
163,257 Deutsche Telekom AG 2,903,124

International Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Germany (6.5%) - continued
15,987 Deutsche Wohnen AG $ 791,140
14,254 Encavis AG 387,982
2,603 Gerresheimer AG 277,190
34,524 Infineon Technologies AG 1,383,154
6,708 LEG Immobilien AG 961,601
12,169 Merck KGaA 2,028,191
7,364 SAP SE 934,402
1,113 Sartorius Aktiengesellschaft 553,267
204 Sixt SE
a
23,704
2,915 Stroeer SE 262,665
46,291 Symrise AG 5,760,612
214,898 TAG Immobilien AG 6,598,807
1,419 Vonovia SE 94,747
5,952 Wacker Chemie AG 861,419
Total 50,102,725
Hong Kong (1.3%)
242,800 AIA Group, Ltd. 2,927,380
58,000 CLP Holdings, Ltd. 544,305
615,000 Galaxy Entertainment Group, Ltd. 4,640,033
317,000 HKT Trust and HKT, Ltd. 417,228
265,000 Hong Kong and China Gas
Company, Ltd. 380,602
12,300 Hong Kong Exchanges & Clearing,
Ltd. 786,366
73,000 Hysan Development Company, Ltd. 264,734
Total 9,960,648
Ireland (<0.1%)
16,363 Glanbia plc 201,905
Total 201,905
Isle of Man (0.3%)
120,177 Entain plc
a
2,033,814
Total 2,033,814
Israel (0.7%)
4,745 Fiverr International, Ltd.
a
979,890
40,874 Mizrahi Tefahot Bank, Ltd. 950,603
14,564 Wix.com, Ltd.
a
3,598,036
Total 5,528,529
Italy (1.8%)
736,940 Enel SPA 7,308,954
168,746 Eni SPA 1,704,463
89,737 Recordati SPA 4,643,814
Total 13,657,231
Japan (23.2%)
10,700 ABC-MART, Inc. 608,615
9,700 Advantest Corporation 766,563
60,500 Air Water, Inc. 978,120
25,100 Arcs Company, Ltd. 555,557
37,100 Asahi Group Holdings, Ltd. 1,497,813
76,600 Astellas Pharmaceutical, Inc. 1,243,374
12,700 Bandai Namco Holdings, Inc. 1,082,943
8,900 Bridgestone Corporation 331,592
53,700 Canon, Inc.
b
1,187,925
34,400 Chiyoda Company, Ltd. 305,044
101,700 Chugai Pharmaceutical Company,
Ltd. 5,321,873
128,600 Daiichi Sankyo Company, Ltd. 4,139,764
9,600 Daikin Industries, Ltd. 2,026,871
Shares Common Stock (99.1%) Value
Japan (23.2%) - continued
13,900 Daito Trust Construction Company,
Ltd. $ 1,448,574
104,900 Denso Corporation 5,830,881
12,700 DIP Corporation 348,539
2,800 FANUC Corporation 730,994
5,200 Fast Retailing Company, Ltd. 4,469,516
39,300 Fuji Soft, Inc. 2,030,223
15,200 Hanwa Company, Ltd. 392,656
3,300 Hikari Tsushin, Inc. 692,059
13,200 Hitachi, Ltd. 543,778
22,500 Hoya Corporation 2,878,963
87,100 Inaba Denki Sangyo Company, Ltd. 2,035,965
660 Invesco Office J- Reit , Inc. 95,864
26,100 ITOCHU Techno-Solutions
Corporation 920,132
11,100 Izumi Company, Ltd. 398,905
180,500 Japan Post Bank Company, Ltd. 1,560,782
25,400 Japan Post Holdings Company,
Ltd. 201,995
197,200 Japan Tobacco, Inc. 3,917,239
44,700 Kamigumi Company, Ltd. 788,553
55,400 Kao Corporation 4,019,647
51,800 KDDI Corporation 1,522,543
16,800 Kewpie Corporation 387,391
14,200 Keyence Corporation 7,623,712
84,800 Kinden Corporation 1,362,626
11,800 Kobe Bussan Company, Ltd. 326,859
96,000 Kyoei Steel, Ltd. 1,236,122
5,900 Lasertec Corporation 790,293
8,300 Lintec Corporation 187,999
50,300 M3, Inc. 4,233,988
171,600 Marubeni Corporation 1,140,164
16,500 Ministop Company, Ltd. 224,038
12,200 MISUMI Group, Inc. 397,231
170,800 Mitsubishi Corporation 4,326,726
133,700 Mitsubishi Electric Corporation 2,039,568
52,800 Mitsubishi Estate Company, Ltd. 835,296
518,300 Mitsubishi UFJ Financial Group,
Inc. 2,340,529
33,100 Mitsuboshi Belting, Ltd. 521,378
310,000 Mitsui & Company, Ltd. 5,751,920
4,700 MonotaRO Company, Ltd. 235,510
13,900 MS and AD Insurance Group
Holdings, Inc. 399,922
7,400 Murata Manufacturing Company,
Ltd. 710,756
73,700 NEC Networks & System Integration
Corporation 1,305,006
89,900 NHK Spring Company, Ltd. 614,970
39,100 Nidec Corporation 5,203,358
2,600 Nihon M&A Center, Inc. 150,563
13,200 Nihon Unisys, Ltd. 500,912
4,600 Nintendo Company, Ltd. 2,647,923
168,500 Nippon Telegraph & Telephone
Corporation 4,211,457
1,600 Nissan Chemical Industries, Ltd. 91,134
97,900 Nissan Motor Company, Ltd.
a
504,744
1,900 Nitori Holdings Company, Ltd. 377,080
128,900 Nitto Kogyo Corporation 2,515,005
5,200 OBIC Company, Ltd. 972,940
16,300 Oracle Corporation Japan 1,920,434
700 Oriental Land Company, Ltd. 109,558
153,100 ORIX Corporation 2,456,626
21,800 PLENUS Company, Ltd. 416,563
96,900 Recruit Holdings Company, Ltd. 4,214,901
28,700 Rinnai Corporation 2,997,669

International Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Japan (23.2%) - continued
800 Rohm Company, Ltd. $ 81,170
17,500 Ryoyo Electro Corporation
b
489,944
55,700 Sangetsu Company, Ltd. 831,799
12,900 Sawai Pharmaceutical Company,
Ltd. 589,699
41,600 Sekisui House, Ltd. 803,731
53,600 Seven & I Holdings Company, Ltd. 2,046,878
22,300 Shin-Etsu Chemical Company, Ltd. 3,881,954
4,500 SHO-BOND Holdings Company,
Ltd. 195,809
400 SMC Corporation 242,065
379,700 SoftBank Corporation 4,987,915
43,600 SoftBank Group Corporation 3,377,823
409,000 Sojitz Corporation 946,805
26,200 Sony Corporation 2,507,672
30,800 Sugi Holdings Company, Ltd. 2,024,083
141,500 Sumitomo Corporation 1,878,348
357,300 Sumitomo Electric Industries, Ltd. 4,769,427
80,900 Sumitomo Mitsui Financial Group,
Inc. 2,513,428
31,000 Sumitomo Rubber Industries, Ltd. 285,293
26,200 Sundrug Company, Ltd. 1,039,461
2,900 Sysmex Corporation 338,321
7,500 Taikisha, Ltd. 199,992
14,500 Taisei Corporation 469,758
13,700 Taiyo Holdings Company, Ltd. 815,466
4,300 Takara Standard Company, Ltd. 60,119
71,200 Takeda Pharmaceutical Company,
Ltd. 2,504,078
15,200 Terumo Corporation 590,758
62,900 Toagosei Company, Ltd. 666,570
33,300 Tokio Marine Holdings, Inc. 1,635,726
12,300 Tokyo Electron, Ltd. 4,677,110
37,700 Toppan Forms Company, Ltd. 388,697
27,100 Toyota Motor Corporation 1,900,681
28,800 Tsubakimoto Chain Company 740,606
167,000 TV Asahi Holdings Corporation 3,219,920
7,600 Ube Industries, Ltd. 144,373
22,600 Yuasa Trading Company, Ltd. 706,625
Total 173,708,837
Jersey (0.5%)
106,215 Experian plc 3,712,479
Total 3,712,479
Luxembourg (0.6%)
329,147 B&M European Value Retail SA 2,405,886
1,466 Eurofins Scientific SE
a
140,716
150,100 Tenaris SA ADR
b
2,320,546
Total 4,867,148
Netherlands (5.5%)
57,066 Aalberts NV 2,576,158
27,480 ASML Holding NV 14,670,285
66,468 Euronext NV
c
7,158,383
19,316 Ferrari NV 4,019,443
47,944 ForFarmers BV 308,366
57,009 Koninklijke DSM NV 9,965,919
29,291 Signify NV
a,c
1,397,649
48,756 Unilever NV 2,834,135
Total 42,930,338
New Zealand (0.3%)
50,563 Contact Energy, Ltd. 295,095
Shares Common Stock (99.1%) Value
New Zealand (0.3%) - continued
6,904 Fisher & Paykel Healthcare
Corporation, Ltd. $ 171,107
108,280 Meridian Energy, Ltd. 552,700
55,554 Spark New Zealand, Ltd. 190,737
18,681 Xero , Ltd.
a
1,842,860
Total 3,052,499
Norway (1.5%)
362,811 DnB ASA
a
7,063,377
178,666 Equinor ASA 3,201,908
51,119 Orkla ASA 496,911
13,196 Yara International ASA 613,618
Total 11,375,814
Singapore (1.4%)
1,164,344 Ascendas REIT 2,686,527
363,200 DBS Group Holdings, Ltd. 6,848,954
522,700 Wing Tai Holdings, Ltd. 745,372
Total 10,280,853
Spain (1.3%)
472,071 Banco Santander SA
a
1,377,929
23,690 CIA De Distribucion Integral 445,666
51,201 Enagas SA 1,127,986
4,203 Endesa SA 107,417
42,485 Iberdrola SA 575,212
20,037 Iberdrola SA, Rights
a,d
3,837
95,814 Industria de Diseno Textil SA 2,841,668
637,604 Mediaset Espana Comunicacion
SA
a
3,277,571
Total 9,757,286
Sweden (4.8%)
157,181 AB Industrivarden , Class C
a
4,998,853
147,422 Assa Abloy AB 3,646,008
166,335 Atlas Copco AB, Class A 9,024,231
50,391 Atlas Copco AB, Class B 2,359,308
60,323 Castellum AB 1,447,231
66,360 Dometic Group AB
a,c
915,876
17,479 EQT AB 544,836
6,665 Evolution Gaming Group AB
c
648,591
203,152 Granges AB
a
2,332,391
203,148 Hexpol AB 2,220,197
11,522 Holmen AB 527,470
221,276 Husqvarna AB 2,737,757
20,844 Kinnevik AB 1,022,595
11,637 L E Lundbergforetagen AB
a
611,207
58,102 Nobina AB
a,c
462,436
11,689 Pandox AB
a
175,519
37,146 Thule Group AB
a,c
1,377,445
Total 35,051,951
Switzerland (10.2%)
34,725 Baloise Holding AG 5,815,104
1 Chocoladefabriken Lindt and
Spruengli AG 93,033
725 EMS-CHEMIE Holding AG 683,820
416 Givaudan SA 1,675,969
313 Lindt & Spruengli AG 2,711,880
4,290 Lonza Group AG 2,740,022
133,642 Nestle SA 14,980,812
218,102 Novartis AG 19,748,086
2,311 Partners Group Holding AG 2,728,810
43,885 PSP Swiss Property AG 5,614,590
12,270 Roche Holding AG 4,234,525

International Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.1%) Value
Switzerland (10.2%) - continued
22,531 Sika AG $ 6,130,953
10,620 Sonova Holding AG
a
2,561,961
7,987 Swiss Life Holding AG 3,641,715
5,833 Tecan Group AG 2,822,219
Total 76,183,499
United Kingdom (10.9%)
894,718 Auto Trader Group plc
a,c
6,897,864
1,326,797 BP plc 4,930,298
144,021 British American Tobacco plc 5,233,397
29,692 Croda International plc 2,551,087
162,358 Diageo plc 6,518,192
352,848 GlaxoSmithKline plc 6,552,822
316,120 Halma plc 10,655,168
1,187,307 HSBC Holdings plc
a
6,212,689
16,203 InterContinental Hotels Group plc
a
998,218
17,362 Intermediate Capital Group plc 402,697
89,113 John Wood Group plc
a
355,983
238,999 Moneysupermarket.com Group plc 871,743
184,678 PageGroup plc
a
1,134,424
42,979 Paragon Banking Group plc 266,326
48,924 Redde Northgate plc 163,804
360,902 RELX plc 8,935,352
46,546 Rio Tinto plc 3,531,298
256,849 Royal Dutch Shell plc, Class A 4,752,791
411,852 Royal Dutch Shell plc, Class B 7,177,932
18,510 Spirax-Sarco Engineering plc 2,798,524
35,793 St. James's Place plc 572,828
Total 81,513,437
Total Common Stock
(cost $652,321,289) 750,588,873
Shares
Collateral Held for Securities
Loaned ( 0.8% )
5,967,347 Thrivent Cash Management Trust 5,967,347
Total Collateral Held for
Securities Loaned
(cost $5,967,347) 5,967,347
Shares Preferred Stock ( 0.3% )
Germany (0.3%)
12,030 Volkswagen AG 2,274,276
Total 2,274,276
Total Preferred Stock
(cost $2,141,394) 2,274,276
Shares or
Principal
Amount Short-Term Investments ( 0.3% )
Federal Home Loan Bank Discount
Notes
700,000 0.080%,  3/17/2021
e,f
699,957
200,000 0.050%,  3/23/2021
e,f
199,986
900,000 0.078%,  4/7/2021
e,f
899,887
Shares or
Principal
Amount Short-Term Investments (0.3%) Value
Thrivent Core Short-Term Reserve
Fund
64,085 0.200% $ 640,852
Total Short-Term Investments
(cost $2,440,636) 2,440,682
Total Investments (cost
$662,870,666) 100.5% $761,271,178
Other Assets and Liabilities,
Net (0.5%) (3,744,961)
Total Net Assets 100.0% $757,526,217
a Non-income producing security.
b All or a portion of the security is on loan.
c Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $23,537,668 or
3.1% of total net assets.
d Security is valued using significant unobservable inputs.
Further information on valuation can be found in the Notes
to Financial Statements.
e The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
f All or a portion of the security is held on deposit with the counterparty and pledged as the initial margin deposit for
open futures contracts.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core International Equity
Fund as of January 29, 2021:
Securities Lending Transactions
Common Stock $ 5,673,569
Total lending $5,673,569
Gross amount payable upon return of
collateral for securities loaned $5,967,347
Net amounts due to counterparty
$293,778
Definitions:
ADR - American Depositary Receipt, which are certificates
for an underlying foreign security's shares held by an
issuing U.S. depository bank.
REIT - Real Estate Investment Trust is a company that buys,
develops, manages and/or sells real estate assets.

International Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Reference Description:
EAFE
-
Europe, Australasia and Far East
ICE
-
Intercontinental Exchange
MSCI
-
Morgan Stanley Capital International
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing International Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 43,519,900 979,890 42,540,010 –
Consumer Discretionary 74,725,878 1,551,322 73,174,556 –
Consumer Staples 68,902,070 – 68,902,070 –
Energy 40,923,501 2,320,546 38,602,955 –
Financials 121,535,371 – 121,535,371 –
Health Care 87,688,444 – 87,688,444 –
Industrials 125,862,452 – 125,862,452 –
Information Technology 85,104,402 11,717,715 73,386,687 –
Materials 60,133,855 1,615,848 58,518,007 –
Real Estate 26,556,149 – 26,556,149 –
Utilities 15,636,851 – 15,633,014 3,837
Preferred Stock
Consumer Discretionary 2,274,276 – 2,274,276 –
Short-Term Investments 1,799,830 – 1,799,830 –
Subtotal Investments in Securities $754,662,979 $18,185,321 $736,473,821 $3,837
Other Investments  * Total
Affiliated Short-Term Investments 640,852
Collateral Held for Securities Loaned 5,967,347
Subtotal Other Investments $6,608,199
Total Investments at Value $761,271,178
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Other Financial Instruments Total Level 1 Level 2 Level 3
Asset Derivatives
Futures Contracts 113,086 113,086 – –
Total Asset Derivatives $113,086 $113,086 $– $–
The following table presents International Equity Fund's futures contracts held as of January 29, 2021. Investments and/or cash totaling
$1,799,830 were pledged as the initial margin deposit for these contracts.
Futures Contracts Description
Number of
Contracts
Long/(Short)
Expiration
Date
Notional Principal
Amount
Value and
Unrealized
ICE mini MSCI EAFE Index 198 March 2021 $ 20,830,364 $ 113,086
Total Futures Long Contracts $ 20,830,364 $ 113,086
Total Futures Contracts $ 20,830,364 $113,086

International Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in International Equity Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $1,061 $25,653 $26,073 $641 64 0.1%
Total Affiliated Short-Term Investments 1,061 641 0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   8,557 37,149 39,739 5,967 5,967 0.8
Total Collateral Held for Securities Loaned 8,557 5,967 0.8
Total Value $9,618 $6,608
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $– $1
Total Income/Non Income Cash from Affiliated Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 1 53
Total Affiliated Income from Securities Loaned, Net $53
Total $– $– $1

Low Volatility Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock ( 99.8% ) Value
Communications Services (7.7%)
141,326 Activision Blizzard, Inc. $ 12,860,666
4,354 Alphabet, Inc., Class A
a
7,956,326
412,566 AT&T, Inc. 11,811,765
24,933 Cogent Communications Holdings 1,419,934
140,864 Comcast Corporation 6,982,629
55,594 Electronic Arts, Inc. 7,961,061
31,535 Match Group, Inc.
a
4,410,485
89,736 Take-Two Interactive Software,
Inc.
a
17,987,581
123,054 T-Mobile US, Inc.
a
15,514,648
443,644 Verizon Communications, Inc. 24,289,509
30,861 Walt Disney Company
a
5,189,894
Total 116,384,498
Consumer Discretionary (6.8%)
2,207 Amazon.com, Inc.
a
7,076,083
8,070 AutoZone, Inc.
a
9,025,246
25,315 Dollar General Corporation 4,926,552
18,433 Domino's Pizza, Inc. 6,834,219
90,221 Home Depot, Inc. 24,433,651
144,470 McDonald's Corporation 30,026,645
11,342 NIKE, Inc. 1,515,178
1,020 NVR, Inc.
a
4,535,410
16,926 O'Reilly Automotive, Inc.
a
7,201,505
45,241 TJX Companies, Inc. 2,897,234
35,844 Yum! Brands, Inc. 3,637,807
Total 102,109,530
Consumer Staples (12.3%)
115,039 Altria Group, Inc. 4,725,802
21,070 Church & Dwight Company, Inc. 1,778,940
41,919 Clorox Company 8,780,354
49,766 Coca-Cola Company 2,396,233
209,426 Colgate-Palmolive Company 16,335,228
57,031 Costco Wholesale Corporation 20,099,435
121,524 Hershey Company 17,674,451
93,341 Hormel Foods Corporation
b
4,373,959
53,492 Kellogg Company 3,152,818
30,415 Kimberly-Clark Corporation 4,017,821
5,327 McCormick & Company, Inc. 476,980
412,322 Mondelez International, Inc. 22,859,132
70,427 Monster Beverage Corporation
a
6,115,176
213,653 PepsiCo, Inc. 29,178,590
111,881 Philip Morris International, Inc. 8,911,322
174,185 Procter & Gamble Company 22,332,259
87,685 Wal-Mart Stores, Inc. 12,318,866
Total 185,527,366
Financials (7.5%)
5,482 Alleghany Corporation 3,107,472
74,495 Aon plc 15,129,934
162,696 Arthur J. Gallagher & Company 18,776,745
39,992 Berkshire Hathaway, Inc.
a
9,112,977
21,256 Cboe Global Markets, Inc. 1,949,813
40,194 CME Group, Inc. 7,304,857
8,261 Everest Re Group, Ltd. 1,743,732
7,893 FactSet Research Systems, Inc. 2,386,370
77,762 Hanover Insurance Group, Inc. 8,745,892
26,474 Intercontinental Exchange, Inc. 2,921,406
9,170 Markel Corporation
a
8,890,132
196,018 Marsh & McLennan Companies,
Inc. 21,544,338
3,718 Moody's Corporation 989,955
46,225 Progressive Corporation 4,030,358
Shares Common Stock (99.8%) Value
Financials (7.5%) - continued
41,889 T. Rowe Price Group, Inc. $ 6,554,791
Total 113,188,772
Health Care (20.9%)
159,172 Abbott Laboratories 19,672,067
14,364 AbbVie, Inc. 1,472,023
99,368 Agilent Technologies, Inc. 11,941,053
36,836 Amgen, Inc. 8,893,315
68,379 Baxter International, Inc. 5,253,559
35,610 Becton, Dickinson and Company 9,322,342
10,329 Bio- Techne Corporation 3,355,995
4,823 Chemed Corporation 2,497,832
7,245 Cooper Companies, Inc. 2,637,470
95,602 Danaher Corporation 22,737,980
137,649 Eli Lilly and Company 28,626,863
282,863 Gilead Sciences, Inc. 18,555,813
218,179 Johnson & Johnson 35,591,540
198,921 Medtronic plc 22,145,875
312,179 Merck & Company, Inc. 24,059,636
167 Mettler -Toledo International, Inc.
a
195,073
140,525 Pfizer, Inc. 5,044,847
50,555 Regeneron Pharmaceuticals, Inc.
a
25,471,631
5,852 Seagen , Inc.
a
961,308
56,122 Stryker Corporation 12,403,523
17,500 Thermo Fisher Scientific, Inc. 8,919,750
60,694 UnitedHealth Group, Inc. 20,246,304
19,846 Vaxart , Inc.
a,b
237,755
43,975 Vertex Pharmaceuticals, Inc.
a
10,073,793
98,969 Zoetis, Inc. 15,265,968
Total 315,583,315
Industrials (9.3%)
58,728 A.O. Smith Corporation 3,188,930
60,760 AMETEK, Inc. 6,881,678
14,006 Expeditors International of
Washington, Inc. 1,253,817
42,243 IDEX Corporation 7,865,224
26,408 Illinois Tool Works, Inc. 5,128,698
10,916 L3Harris Technologies, Inc. 1,872,203
73,450 Landstar System, Inc. 10,238,930
21,556 Lennox International, Inc. 5,938,462
19,810 Linde Public Limited Company 4,861,374
53,212 Lockheed Martin Corporation 17,124,686
18,445 Northrop Grumman Corporation 5,286,522
149,422 Republic Services, Inc. 13,525,679
93,117 Verisk Analytics, Inc. 17,086,970
166,979 Waste Connections, Inc. 16,449,101
190,932 Waste Management, Inc. 21,254,550
7,842 Watsco , Inc. 1,870,239
Total 139,827,063
Information Technology (23.3%)
142,037 Accenture plc 34,361,591
49,033 Adobe, Inc.
a
22,494,869
186,071 Amphenol Corporation 23,236,546
34,714 Apple, Inc. 4,580,859
3,108 Black Knight, Inc.
a
253,893
2,994 Broadcom, Ltd. 1,348,797
62,579 Broadridge Financial Solutions,
Inc. 8,843,039
28,924 Cisco Systems, Inc. 1,289,432
95,444 Citrix Systems, Inc. 12,723,640
8,215 Dolby Laboratories, Inc. 723,166
33,528 Fidelity National Information
Services, Inc. 4,139,367

Low Volatility Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Shares Common Stock (99.8%) Value
Information Technology (23.3%) - continued
13,146 Fiserv, Inc.
a
$ 1,349,963
36,927 Intuit, Inc. 13,339,140
119,098 Jack Henry & Associates, Inc. 17,244,199
94,421 Keysight Technologies, Inc.
a
13,369,069
67,419 MasterCard, Inc. 21,323,956
162,481 Microsoft Corporation 37,689,093
101,279 Motorola Solutions, Inc. 16,969,296
251,822 Oracle Corporation 15,217,603
218,496 Paychex, Inc. 19,079,071
43,362 Synopsys, Inc.
a
11,076,823
99,502 Texas Instruments, Inc. 16,486,486
49,676 Tyler Technologies, Inc.
a
21,002,516
20,783 VeriSign, Inc.
a
4,033,357
119,110 Visa, Inc. 23,018,008
84,563 Western Union Company 1,883,218
11,568 Zoom Video Communications,
Inc.
a
4,304,106
Total 351,381,103
Materials (2.4%)
7,369 Air Products and Chemicals, Inc. 1,965,754
63,695 Ecolab, Inc. 13,026,265
199,009 Newmont Mining Corporation 11,860,936
13,049 Sherwin-Williams Company 9,027,298
Total 35,880,253
Real Estate (3.9%)
46,603 Agree Realty Corporation 2,945,310
15,186 American Tower Corporation 3,452,689
50,388 Camden Property Trust 5,147,134
11,936 Crown Castle International
Corporation 1,900,927
5,470 EastGroup Properties, Inc. 739,216
2,018 Essex Property Trust, Inc. 483,533
27,071 Extra Space Storage, Inc. 3,080,409
157,239 First Industrial Realty Trust, Inc. 6,390,193
23,405 Industrial Logistics Properties Trust 496,420
88,243 Invitation Homes, Inc. 2,601,404
112,101 Public Storage, Inc. 25,516,430
39,218 Rexford Industrial Realty, Inc. 1,919,329
5,311 Sun Communities, Inc. 760,163
83,363 UDR, Inc. 3,205,307
Total 58,638,464
Utilities (5.7%)
111,286 American Electric Power
Company, Inc. 9,004,150
13,212 American States Water Company 1,020,759
47,247 American Water Works Company,
Inc. 7,513,218
42,358 Atmos Energy Corporation 3,769,862
274,222 Consolidated Edison, Inc. 19,409,433
21,925 Dominion Energy, Inc. 1,598,113
57,215 DTE Energy Company 6,792,565
28,708 Duke Energy Corporation 2,698,552
65,049 IDACORP, Inc. 5,743,827
165,161 NextEra Energy, Inc. 13,356,570
47,012 Southern Company 2,769,947
50,176 WEC Energy Group, Inc. 4,460,647
115,799 Xcel Energy, Inc. 7,409,978
Total 85,547,621
Total Common Stock
(cost $1,329,286,523) 1,504,067,985
Shares
Collateral Held for Securities
Loaned ( 0.3% ) Value
4,515,300 Thrivent Cash Management Trust $ 4,515,300
Total Collateral Held for
Securities Loaned
(cost $4,515,300) 4,515,300
Shares Short-Term Investments ( 0.1% ) Value
Thrivent Core Short-Term Reserve
Fund
141,349 0.200% 1,413,485
Total Short-Term Investments
(cost $1,411,409) 1,413,485
Total Investments (cost
$1,335,213,232) 100.2% $1,509,996,770
Other Assets and Liabilities, Net
(0.2%) (3,107,157)
Total Net Assets 100.0% $1,506,889,613
a Non-income producing security.
b All or a portion of the security is on loan.
The following table presents the total amount of securities loaned with continuous maturity, by type, offset by the gross payable upon return of collateral for securities loaned by Thrivent Core Low Volatility Equity
Fund as of January 29, 2021:
Securities Lending Transactions
Common Stock $ 4,377,020
Total lending $4,377,020
Gross amount payable upon return of
collateral for securities loaned $4,515,300
Net amounts due to counterparty
$138,280

Low Volatility Equity Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Low Volatility Equity Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Common Stock
Communications Services 116,384,498 116,384,498 – –
Consumer Discretionary 102,109,530 102,109,530 – –
Consumer Staples 185,527,366 185,527,366 – –
Financials 113,188,772 113,188,772 – –
Health Care 315,583,315 315,583,315 – –
Industrials 139,827,063 139,827,063 – –
Information Technology 351,381,103 351,381,103 – –
Materials 35,880,253 35,880,253 – –
Real Estate 58,638,464 58,638,464 – –
Utilities 85,547,621 85,547,621 – –
Subtotal Investments in Securities $1,504,067,985 $1,504,067,985 $– $–
Other Investments  * Total
Affiliated Short-Term Investments 1,413,485
Collateral Held for Securities Loaned 4,515,300
Subtotal Other Investments $5,928,785
Total Investments at Value $1,509,996,770
* Certain investments are measured at fair value using a net asset value per share that is not publicly available (practical expedient).  According to disclosure requirements of Accounting Standards Codification (ASC) 820, Fair Value Measurement, securities valued using the practical expedient are not classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Assets and Liabilities.
Investment in Affiliates
Affiliated issuers, as defined under the Investment Company Act of 1940, include those in which the Fund's holdings of an issuer represent
5% or more of the outstanding voting securities of an issuer, any affiliated mutual fund, or a company which is under common ownership or control with the Fund. The Fund owns shares of Thrivent Cash Management Trust for the purpose of securities lending and Thrivent
Core Short-Term Reserve Fund, a series of Thrivent Core Funds, primarily to serve as a cash sweep vehicle for the Fund. Thrivent Cash
Management Trust and Thrivent Core Funds are established solely for investment by Thrivent entities.
A summary of transactions (in thousands; values shown as zero are less than $500) for the fiscal year to date, in Low Volatility Equity Fund, is as follows:
Fund
Value
10/31/2020
Gross
Purchases
Gross
Sales
Value
1/29/2021
Shares Held at
1/29/2021
% of Net
Assets
1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $1,599 $8,497 $8,683 $1,413 141 0.1%
Total Affiliated Short-Term Investments 1,599 1,413 0.1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   4,196 10,909 10,590 4,515 4,515 0.3
Total Collateral Held for Securities Loaned 4,196 4,515 0.3
Total Value $5,795 $5,928
Fund
Net Realized
Gain/(Loss)
Change in
Unrealized
Appreciation/
(Depreciation)
Distributions
of Realized
Capital Gains
Income Earned
11/1/2020
- 1/29/2021
Affiliated Short-Term Investments
Core Short-Term Reserve, 0.200% $– $– $– $1
Total Income/Non Income Cash from Affiliated Investments $1
Collateral Held for Securities Loaned
Cash Management Trust- Collateral Investment   – – 0 5
Total Affiliated Income from Securities Loaned, Net $5
Total $– $– $0

Short-Term Reserve Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Asset-Backed Securities ( 1.1% )
a
Value
AmeriCredit Automobile
Receivables Trust
$ 12,725,075
0.219% , 11/18/2021, Ser.
2020-3 $ 12,724,868
BCC Funding XVII, LLC
10,969,170
0.310% , 10/20/2021, Ser.
2020-1
b
10,970,545
CarMax Auto Owner Trust
16,006
0.277% , 7/15/2021, Ser.
2020-3 16,007
CCG Receivables Trust
3,433,462
0.255% , 8/16/2021, Ser.
2020-1
b
3,433,461
Dell Equipment Finance Trust
13,841,742
0.315% , 9/22/2021, Ser.
2020-2
b
13,843,717
HPEFS Equipment Trust
2,785,594
0.428% , 7/20/2021, Ser.
2020-2A
b
2,785,889
Kubota Credit Owner Trust
1,634,693
0.269% , 8/16/2021, Ser.
2020-2A
b
1,634,744
Santander Drive Auto Receivables
Trust
11,163,441
0.224% , 12/15/2021, Ser.
2020-4 11,163,446
SCF Equipment Leasing, LLC
792,102
0.386% , 8/20/2021, Ser.
2020-1A
b
792,138
Total 57,364,815
Principal
Amount Basic Materials ( 1.2% )
a
Value
BASF SE
15,000,000 0.150% , 2/25/2021
b
14,998,526
25,000,000 0.250% , 3/22/2021
b
24,994,331
25,000,000 0.250% , 3/25/2021
b
24,993,965
Total 64,986,822
Principal
Amount Capital Goods ( 3.6% )
a
Value
Amcor Finance USA, Inc.
10,000,000 0.200% , 2/4/2021
b,c
9,999,893
Caterpillar Financial Services
Corporation
25,000,000 0.110% , 2/22/2021
c
24,995,583
25,000,000 0.110% , 2/25/2021
c
24,994,713
15,000,000 0.100% , 2/26/2021
c
14,996,640
9,575,000
0.447% (LIBOR 3M +
0.230%), 3/15/2021
d
9,578,035
General Dynamics Corporation
12,460,000
0.594% (LIBOR 3M +
0.380%), 5/11/2021
d
12,471,962
John Deere Canada, ULC
10,000,000 0.120% , 3/22/2021
b,c
9,998,454
John Deere Capital Corporation
25,000,000 0.120% , 3/16/2021
b
24,997,604
18,000,000 0.100% , 3/25/2021
b
17,997,855
11,350,000
0.625% (LIBOR 3M +
0.400%), 6/7/2021
d
11,365,314
14,185,000
0.490% (LIBOR 3M +
0.260%), 9/10/2021
d
14,205,521
Principal
Amount Capital Goods (3.6%)
a
Value
Raytheon Technologies Corporation
$ 10,000,000 0.120% , 2/3/2021 $ 9,999,792
Total 185,601,366
Principal
Amount Consumer Cyclical ( 2.8% )
a
Value
American Honda Finance
Corporation
7,775,000
0.424% (LIBOR 3M +
0.210%), 2/12/2021
d
7,775,630
5,820,000
0.571% (LIBOR 3M +
0.350%), 6/11/2021
d
5,827,431
BMW US Capital, LLC
10,560,000
0.634% (LIBOR 3M +
0.410%), 4/12/2021
b,d
10,568,043
15,706,000 3.100% , 4/12/2021
b
15,793,816
Charta, LLC
5,855,000 0.070% , 2/1/2021
b,c
5,854,936
Hyundai Capital America
6,200,000 0.300% , 2/1/2021
b,c
6,199,922
20,000,000 0.250% , 2/23/2021
b,c
19,996,417
Toyota Finance Australia, Ltd.
25,000,000 0.260% , 2/5/2021
c
24,999,417
Toyota Motor Credit Corporation
11,708,000
0.420% (LIBOR 3M +
0.200%), 3/12/2021
d
11,711,208
5,680,000
0.346% (LIBOR 3M +
0.125%), 8/13/2021
d
5,681,984
Walmart, Inc.
28,014,000
0.475% (LIBOR 3M +
0.230%), 6/23/2021
d
28,043,713
Total 142,452,517
Principal
Amount Consumer Non-Cyclical ( 4.2% )
a
Value
Archer-Daniels-Midland Company
11,560,000 0.080% , 2/4/2021
b
11,559,827
25,000,000 0.100% , 2/11/2021
b
24,999,187
25,000,000 0.100% , 2/17/2021
b
24,998,773
Bristol-Myers Squibb Company
5,903,000 2.875% , 2/19/2021 5,910,203
Cargill Global Funding plc
25,000,000 0.070% , 2/2/2021
b
24,999,750
Cargill, Inc.
6,105,000 0.070% , 2/4/2021
b,c
6,104,908
General Mills, Inc.
7,595,000
0.763% (LIBOR 3M +
0.540%), 4/16/2021
d
7,602,896
GlaxoSmithKline Capital plc
13,410,000
0.571% (LIBOR 3M +
0.350%), 5/14/2021
d
13,423,230
Nestle Finance International, Ltd.
25,000,000 0.090% , 2/16/2021
b,c
24,999,163
PepsiCo, Inc.
10,410,000
0.767% (LIBOR 3M +
0.530%), 10/6/2021
d
10,445,966
UnitedHealth Group, Inc.
25,000,000 0.170% , 2/22/2021
b
24,997,467
25,000,000 0.170% , 2/23/2021
b
24,997,344
15,000,000 0.170% , 2/26/2021
b
14,998,168
Total 220,036,882

Short-Term Reserve Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Energy ( 3.3% )
a
Value
BP Capital Markets plc
$ 25,000,000 0.210% , 2/18/2021
b,c
$ 24,998,028
25,000,000 0.130% , 3/30/2021
b,c
24,992,083
25,000,000 0.130% , 3/31/2021
b,c
24,991,867
Exxon Mobil Corporation
25,000,000 0.080% , 2/2/2021 24,999,805
Sempra Global
5,300,000 0.110% , 2/1/2021
c
5,299,934
Suncor Energy, Inc.
5,975,000 0.320% , 2/5/2021
b,c
5,974,826
23,650,000 0.320% , 2/12/2021
b,c
23,648,464
10,000,000 0.250% , 3/5/2021
b,c
9,997,987
4,748,000 0.270% , 3/9/2021
b,c
4,746,910
20,000,000 0.260% , 3/12/2021
b,c
19,994,960
Total 169,644,864
Principal
Amount Financials ( 40.1% )
a
Value
AIG Global Funding
4,000,000
0.711% (LIBOR 3M +
0.460%), 6/25/2021
b,d
4,006,839
Alexandria Real
15,000,000 0.160% , 2/3/2021
b,c
14,999,313
AllianceBernstein, LP
15,000,000 0.130% , 3/1/2021
b
14,998,566
15,000,000 0.150% , 3/5/2021
b
14,998,352
25,000,000 0.170% , 3/15/2021
b
24,996,250
Allstate Corporation
3,000,000
0.681% (LIBOR 3M +
0.430%), 3/29/2021
d
3,002,248
American Express Company
4,368,000 3.000% , 2/22/2021 4,370,701
ANZ New Zealand International,
Ltd.
7,000,000
1.229% (LIBOR 3M +
1.010%), 7/28/2021
b,d
7,033,519
Australia & New Zealand Banking
Group, Ltd.
4,800,000
1.083% (LIBOR 3M +
0.870%), 11/23/2021
b,d
4,830,883
Bank of America Corporation
10,586,000
1.643% (LIBOR 3M +
1.420%), 4/19/2021
d
10,618,015
Bank of Montreal
25,000,000
0.270% (LIBOR 3M +
0.050%), 2/4/2021
d
25,000,133
10,000,000
0.330% (SOFRRATE +
0.290%), 3/5/2021
d
10,002,303
5,000,000
1.023% (LIBOR 3M +
0.790%), 8/27/2021
d
5,022,244
Bank of New York Mellon
Corporation
14,400,000 2.500% , 4/15/2021 14,440,017
Bank of Nova Scotia
4,835,000
0.664% (LIBOR 3M +
0.440%), 4/20/2021
d
4,839,002
Barclays Bank plc
12,600,000 0.140% , 2/26/2021
b,c
12,598,432
Barton Capital SA
25,000,000 0.130% , 2/18/2021
b,c
24,997,819
7,800,000 0.130% , 2/22/2021
b,c
7,799,173
BNP Paribas SA
7,205,000
0.603% (LIBOR 3M +
0.390%), 8/7/2021
b,d
7,219,217
Principal
Amount Financials (40.1%)
a
Value
Canadian Imperial Bank of
Commerce
$ 8,500,000
0.258% (LIBOR 3M +
0.020%), 7/1/2021
d
$ 8,500,349
15,000,000
0.363% (LIBOR 3M +
0.140%), 7/19/2021
d
15,008,984
34,400,000
0.392% (LIBOR 3M +
0.160%), 8/6/2021
d
34,426,638
6,180,000
0.320% (LIBOR 3M +
0.100%), 12/13/2021
d
6,183,720
10,000,000
0.336% (LIBOR 3M +
0.110%), 1/18/2022
d
10,000,000
Chariot Funding, LLC
35,762,000 0.168% , 2/1/2021
b
35,761,574
25,000,000 0.250% , 2/3/2021
b
24,999,476
15,000,000 0.220% , 2/16/2021
b
14,998,845
15,000,000 0.230% , 3/8/2021
b
14,997,387
Ciesco, LLC
5,500,000 0.220% , 4/7/2021
b,c
5,498,182
Citibank NA
13,910,000
0.788% (LIBOR 3M +
0.570%), 7/23/2021
d
13,938,919
4,750,000
0.761% (LIBOR 3M +
0.530%), 2/19/2022
d
4,752,014
6,200,000
3.165% (LIBOR 3M +
0.530%), 2/19/2022
d
6,208,609
Citigroup Global Markets, Inc.
25,000,000 0.220% , 4/5/2021
b
24,993,950
Commonwealth Bank of Australia
25,000,000 0.215% , 2/22/2021
b
24,998,233
5,250,000
1.055% (LIBOR 3M +
0.830%), 9/6/2021
b,d
5,275,095
Cooperatieve Rabobank
13,379,000
1.055% (LIBOR 3M +
0.830%), 1/10/2022
d
13,481,885
Credit Suisse Group Funding
Guernsey, Ltd.
12,300,000 3.450% , 4/16/2021 12,380,543
Dealers Capital Access Trust, LLC
5,000,000 0.160% , 2/2/2021 4,999,933
15,000,000 0.120% , 2/18/2021 14,998,942
4,100,000 0.210% , 3/15/2021 4,099,231
2,000,000 0.230% , 3/17/2021 1,999,606
Erste Abwicklungsanstalt
25,000,000 0.180% , 2/1/2021
b
24,999,812
25,000,000 0.210% , 2/2/2021
b
24,999,750
41,035,000 0.200% , 2/10/2021
b
41,033,769
25,000,000 0.150% , 3/15/2021
b
24,996,250
25,000,000 0.170% , 4/12/2021
b
24,993,207
FMS Wertmanagement
1,800,000 0.180% , 2/2/2021
b
1,799,984
25,000,000 0.180% , 2/9/2021
b
24,999,427
25,000,000 0.180% , 2/12/2021
b
24,999,310
24,000,000 0.210% , 3/15/2021
b
23,997,000
25,000,000 0.165% , 4/14/2021
b
24,992,448
Goldman Sachs Bank USA
25,000,000
0.367% (SOFRRATE +
0.280%), 2/5/2021
d
25,001,166
Goldman Sachs Group, Inc.
23,769,000
1.977% (LIBOR 3M +
1.770%), 2/25/2021
d
23,796,050
13,210,000 2.875% , 2/25/2021 13,215,812
14,600,000
1.578% (LIBOR 3M +
1.360%), 4/23/2021
d
14,626,160
6,300,000 2.625% , 4/25/2021 6,322,176

Short-Term Reserve Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (40.1%)
a
Value
Goldman Sachs International
$ 17,000,000 0.190% , 4/19/2021
b
$ 16,994,069
ING Bank NV
2,000,000
1.101% (LIBOR 3M +
0.880%), 8/15/2021
b,d
2,008,852
Lime Funding, LLC
25,000,000 0.170% , 2/11/2021
b
24,998,691
10,000,000 0.150% , 3/4/2021
b
9,998,413
Lloyds Banking Group plc
10,000,000
0.703% (LIBOR 3M +
0.490%), 5/7/2021
d
10,011,714
25,000,000
0.314% (LIBOR 3M +
0.090%), 5/20/2021
d
25,004,455
15,000,000
0.317% (LIBOR 3M +
0.100%), 9/15/2021
d
15,004,598
Macquarie Bank, Ltd.
5,775,000 0.150% , 2/8/2021
b
5,774,844
10,000,000
0.280% (LIBOR 1M +
0.150%), 2/24/2021
b,d
10,001,163
MetLife Short Term Funding, LLC
10,000,000 0.120% , 3/8/2021
b,c
9,998,733
7,873,000 0.200% , 3/12/2021
b,c
7,871,898
Metropolitan Life Global Funding I
25,000,000
0.530% (SOFRRATE +
0.500%), 5/28/2021
b,d
25,032,317
Mid-America Apartments, LP
15,000,000 0.120% , 2/1/2021
b
14,999,812
10,000,000 0.150% , 2/3/2021
b
9,999,792
25,000,000 0.150% , 2/4/2021
b
24,999,375
Mitsubishi UFJ Trust & Banking
Corporation
10,000,000 0.240% , 2/5/2021 10,000,253
Morgan Stanley
21,845,000 2.500% , 4/21/2021 21,954,832
National Australia Bank, Ltd.
10,000,000
0.231% (LIBOR 1M +
0.110%), 8/31/2021
b,d
10,001,855
5,500,000
0.930% (LIBOR 3M +
0.710%), 11/4/2021
b,d
5,529,536
15,000,000
0.292% (LIBOR 3M +
0.060%), 11/5/2021
b,d
15,004,545
Nationwide Building Society
4,880,000 0.190% , 2/8/2021
b
4,879,810
15,000,000 0.170% , 3/4/2021
b
14,998,002
25,000,000 0.170% , 3/5/2021
b
24,996,524
Nederlandse Waterschapsbank NV
25,000,000 0.130% , 2/4/2021
b
24,999,588
19,025,000 0.140% , 2/11/2021
b
19,024,265
25,000,000 0.140% , 3/1/2021
b
24,997,395
29,400,000 0.150% , 3/17/2021
b
29,394,626
12,500,000 0.150% , 3/22/2021
b
12,497,472
New York Life Global Funding
7,000,000 2.000% , 4/13/2021
b
7,025,520
16,796,000
0.552% (LIBOR 3M +
0.320%), 8/6/2021
b,d
16,822,531
Nieuw Amsterdam Receivables
Corporation
25,000,000 0.130% , 3/23/2021
b,c
24,993,743
Nordea Bank Abp
15,000,000
0.274% (LIBOR 3M +
0.050%), 10/20/2021
d
15,005,349
Old Line Funding, LLC
25,000,000
0.189% (LIBOR 3M +
(0.040)%), 3/17/2021
b,c,d
24,999,869
Principal
Amount Financials (40.1%)
a
Value
$ 25,000,000
0.228% (LIBOR 3M +
0.010%), 7/26/2021
b,c,d
$ 25,000,000
Pacific Life Short Term Funding,
LLC
9,900,000 0.140% , 3/12/2021
b
9,898,291
Prudential Funding, LLC
25,000,000 0.100% , 2/26/2021
c
24,998,308
Realty Income Corporation
25,000,000 0.240% , 2/22/2021 24,996,217
Royal Bank of Canada
10,000,000
0.256% (LIBOR 3M +
0.040%), 2/3/2021
b,d
10,000,024
10,000,000
0.190% (SOFRRATE +
0.150%), 2/26/2021
b,d
10,000,793
10,000,000
0.290% (SOFRRATE +
0.250%), 3/3/2021
b,d
10,001,814
18,237,000
0.602% (LIBOR 3M +
0.390%), 4/30/2021
d
18,253,320
15,000,000
0.352% (LIBOR 3M +
0.140%), 7/30/2021
d
15,007,368
15,000,000
0.284% (LIBOR 3M +
0.050%), 10/8/2021
d
15,006,119
15,000,000
0.279% (LIBOR 3M +
0.060%), 10/28/2021
d
15,006,618
10,000,000
0.320% (LIBOR 3M +
0.090%), 12/7/2021
d
10,006,747
15,000,000
0.311% (LIBOR 3M +
0.090%), 12/10/2021
d
15,010,187
Skandinaviska Enskilda Banken AB
20,514,000
0.652% (LIBOR 3M +
0.430%), 5/17/2021
b,d
20,537,655
8,000,000
0.301% (LIBOR 3M +
0.070%), 12/3/2021
d
8,001,990
Societe Generale North America,
Inc.
5,000,000 0.250% , 3/2/2021
b
4,999,418
25,000,000 0.150% , 3/31/2021
b
24,994,027
Sumitomo Mitsui Financial Group,
Inc.
25,000,000
1.910% (LIBOR 3M +
1.680%), 3/9/2021
d
25,041,438
Suncorp-Metway, Ltd.
10,000,000 0.160% , 3/22/2021
b
9,995,854
Svenska Handelsbanken AB
22,300,000
0.675% (LIBOR 3M +
0.470%), 5/24/2021
d
22,332,123
15,000,000
0.273% (LIBOR 3M +
0.050%), 10/19/2021
b,d
15,006,394
Svenska Handelsbanken NY
15,000,000
0.329% (LIBOR 3M +
0.110%), 6/16/2021
d
15,008,245
10,000,000
0.292% (LIBOR 3M +
0.060%), 11/5/2021
d
10,004,545
Thunder Bay Funding, LLC
25,000,000 0.250% , 3/22/2021
b,c
24,995,631
Toronto-Dominion Bank
10,000,000
0.264% (LIBOR 3M +
0.050%), 2/1/2021
b,d
10,000,000
40,000,000 2.250% , 3/15/2021
b
40,099,696
20,958,000
0.499% (LIBOR 3M +
0.270%), 3/17/2021
d
20,967,247
5,184,000
1.237% (LIBOR 3M +
1.000%), 4/7/2021
d
5,193,554
10,000,000
0.340% (LIBOR 3M +
0.110%), 6/10/2021
d
10,004,197

Short-Term Reserve Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Financials (40.1%)
a
Value
$ 10,000,000
0.368% (LIBOR 3M +
0.130%), 7/1/2021
b,d
$ 10,005,341
12,830,000
0.363% (LIBOR 3M +
0.140%), 7/19/2021
d
12,838,276
11,000,000
0.514% (LIBOR 3M +
0.300%), 7/30/2021
d
11,015,126
10,000,000
0.304% (LIBOR 3M +
0.070%), 10/8/2021
d
10,001,721
Toronto-Dominion Holdings USA,
Inc.
4,500,000 0.200% , 2/23/2021
b,c
4,499,669
10,000,000 0.240% , 3/12/2021
b
9,998,670
Travelers Co, Inc.
15,630,000 0.090% , 2/1/2021
b
15,629,878
U.S. Bank NA
30,288,000
0.535% (LIBOR 3M +
0.320%), 4/26/2021
d
30,302,625
12,592,000
0.404% (LIBOR 3M +
0.180%), 1/21/2022
d
12,608,470
UBS AG London
15,000,000
0.267% (LIBOR 3M +
0.050%), 9/15/2021
b,d
14,998,160
10,000,000
0.267% (LIBOR 3M +
0.050%), 9/21/2021
b,d
9,998,729
UBS Group AG
5,000,000
2.014% (LIBOR 3M +
1.780%), 4/14/2021
b,d
5,018,013
10,000,000
0.304% (LIBOR 3M +
0.080%), 10/12/2021
b,d
9,998,618
UDR, Inc.
10,000,000 0.170% , 2/10/2021
b,c
9,999,460
10,000,000 0.210% , 2/26/2021
b,c
9,998,460
Wells Fargo & Company
5,188,000 2.500% , 3/4/2021 5,198,115
5,500,000 4.600% , 4/1/2021 5,539,765
Wells Fargo Bank NA
10,000,000
0.331% (LIBOR 3M +
0.110%), 2/16/2021
d
10,000,605
8,502,000
0.732% (LIBOR 3M +
0.510%), 10/22/2021
d
8,527,886
Westpac Banking Corporation
8,000,000 0.200% , 2/25/2021
b
7,999,244
9,300,000
0.310% (SOFRRATE +
0.270%), 3/5/2021
d
9,301,908
25,000,000
0.234% (LIBOR 1M +
0.090%), 5/5/2021
b,c,d
25,004,484
Total 2,081,722,946
Principal
Amount Foreign ( 3.4% )
a
Value
Caisse d'Amortissement de la Dette
Sociale
20,000,000 0.200% , 2/19/2021
b
19,998,857
25,000,000 0.210% , 2/22/2021
b
24,998,300
25,000,000 0.200% , 2/26/2021
b
24,997,919
31,000,000 0.208% , 3/4/2021
b
30,996,692
Caisse des Depots et
Consignations
2,800,000 0.200% , 3/3/2021
b
2,799,661
KFW
21,290,000 0.120% , 2/22/2021
b,c
21,288,297
25,000,000 0.110% , 3/1/2021
b,c
24,997,395
25,000,000 0.115% , 3/2/2021
b,c
24,997,311
Total 175,074,432
Principal
Amount Technology ( 0.9% )
a
Value
IBM Credit, LLC
$ 19,975,000
0.385% (LIBOR 3M +
0.160%), 2/5/2021
d
$ 19,975,375
International Business Machines
Corporation
13,406,000
0.621% (LIBOR 3M +
0.400%), 5/13/2021
d
13,422,074
Qualcomm, Inc.
9,500,000 0.150% , 2/10/2021
b
9,499,715
Total 42,897,164
Principal
Amount Transportation ( 1.2% )
a
Value
Canadian National Railway
Company
10,000,000 0.100% , 2/16/2021
b,c
9,999,530
25,000,000 0.100% , 2/22/2021
b,c
24,998,300
Canadian Pacific Railway Company
10,000,000 0.150% , 2/3/2021
b
9,999,792
15,000,000 0.130% , 2/4/2021
b
14,999,625
Total 59,997,247
Principal
Amount
U.S. Government & Agencies
( 28.1% )
a
Value
Federal Agricultural Mortgage
Corporation
14,290,000
0.141% (LIBOR 1M +
0.010%), 5/20/2021
d
14,289,135
14,490,000
0.123% (LIBOR 1M + FLAT),
7/28/2021
d
14,488,592
10,000,000
0.189% (LIBOR 1M +
0.060%), 10/18/2021
d
10,000,910
21,500,000
0.129% (LIBOR 1M + FLAT),
11/22/2021
d
21,496,526
9,000,000
0.144% (LIBOR 1M + FLAT),
12/1/2021
d
8,998,511
20,500,000
0.218% (LIBOR 3M +
(0.010)%), 12/2/2021
d
20,502,616
5,000,000
0.318% (LIBOR 3M +
0.080%), 1/3/2022
d
5,005,183
64,000,000
0.160% (LIBOR 1M +
0.030%), 1/21/2022
d
64,001,715
26,700,000
0.120% (LIBOR 3M +
(0.100)%), 2/18/2022
d,e
26,691,858
Federal Farm Credit Bank
48,320,000
0.136% (LIBOR 1M +
0.010%), 3/12/2021
d
48,321,229
14,410,000
0.130% (SOFRRATE +
0.090%), 7/15/2021
d
14,414,046
20,000,000
0.112% (LIBOR 3M +
(0.120)%), 8/6/2021
d
19,997,923
100,000,000
0.129% (LIBOR 1M +
(0.015)%), 9/1/2021
d
99,992,230
20,000,000
0.304% (LIBOR 1M +
0.160%), 10/4/2021
d
20,023,383
15,000,000
0.249% (LIBOR 1M +
0.120%), 10/18/2021
d
15,012,696
35,000,000
0.141% (LIBOR 1M +
0.010%), 10/20/2021
d
35,002,137
25,000,000
0.274% (LIBOR 1M +
0.130%), 11/5/2021
d
25,024,765
80,000,000
0.086% (LIBOR 3M +
(0.120)%), 11/10/2021
d
79,973,929
98,920,000
0.109% (LIBOR 1M +
(0.020)%), 11/16/2021
d
98,902,371

Short-Term Reserve Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount
U.S. Government & Agencies
(28.1%)
a
Value
$ 200,000,000
0.134% (LIBOR 1M +
(0.010)%), 12/2/2021
d
$ 199,976,286
25,000,000
0.151% (LIBOR 1M +
0.030%), 12/29/2021
d
25,014,081
5,830,000
0.369% (LIBOR 1M +
0.240%), 1/18/2022
d
5,843,416
8,225,000
0.206% (LIBOR 1M +
0.080%), 7/13/2022
d
8,230,092
16,200,000
0.220% (LIBOR 1M +
0.080%), 9/6/2022
d
16,214,713
Federal Home Loan Bank
10,000,000
0.079% (LIBOR 1M +
(0.050)%), 2/16/2021
d
9,999,902
39,670,000
0.079% (LIBOR 1M +
(0.050)%), 2/22/2021
d
39,669,474
10,000,000
0.115% (LIBOR 1M +
(0.010)%), 3/26/2021
d
10,000,813
25,000,000
0.115% (LIBOR 3M +
(0.110)%), 4/13/2021
d
25,000,178
19,640,000
0.109% (LIBOR 3M +
(0.125)%), 4/14/2021
d
19,639,566
44,045,000
0.100% (LIBOR 1M +
(0.030)%), 4/20/2021
d
44,043,662
33,000,000
0.124% (LIBOR 1M +
(0.020)%), 5/3/2021
d
32,998,314
13,600,000
0.134% (LIBOR 1M +
(0.010)%), 5/3/2021
d
13,601,874
25,000,000
0.120% (LIBOR 1M +
(0.010)%), 5/24/2021
d
24,998,431
10,000,000
0.088% (LIBOR 3M +
(0.140)%), 6/2/2021
d
9,999,010
4,610,000
0.134% (LIBOR 1M +
(0.010)%), 6/2/2021
d
4,609,690
10,000,000
0.140% (SOFRRATE +
0.100%), 7/9/2021
d
10,003,387
11,325,000
0.115% (SOFRRATE +
0.075%), 7/23/2021
d
11,327,743
9,000,000
0.190% (SOFRRATE +
0.150%), 9/3/2021
d
9,007,256
25,000,000
0.130% (LIBOR 1M + FLAT),
10/20/2021
d
24,995,694
89,400,000
0.115% (LIBOR 1M +
(0.015)%), 12/23/2021
d
89,384,017
Federal Home Loan Bank Discount
Notes
9,300,000 0.080% , 2/3/2021 9,299,979
67,350,000 0.073% , 3/19/2021 67,345,697
Federal Home Loan Mortgage
Corporation
15,000,000
0.190% (SOFRRATE +
0.150%), 3/4/2022
d
15,016,767
Federal National Mortgage
Association
24,000,000
0.190% (SOFRRATE +
0.150%), 12/10/2021
d
24,026,290
10,000,000
0.210% (SOFRRATE +
0.170%), 3/9/2022
d
10,015,844
25,000,000
0.230% (SOFRRATE +
0.190%), 5/27/2022
d
25,047,540
U.S. International Development
Finance Corporation
11,540,000
0.120% (T-BILL 3M + FLAT),
6/20/2028
d
11,540,000
U.S. Treasury Bills
9,560,000 0.092% , 2/4/2021 9,559,969
Principal
Amount
U.S. Government & Agencies
(28.1%)
a
Value
$ 12,155,000 0.058% , 2/16/2021 $ 12,154,785
Total 1,460,704,225
Principal
Amount U.S. Municipals ( 2.0% )
a
Value
City of Memphis, TN
2,940,000 0.110% , 3/3/2021
c
2,940,059
Long Island Power Auth.
10,000,000 0.100% , 3/9/2021
c
10,000,000
Massachusetts Educational
Financing Auth.
6,000,000 0.180% , 5/4/2021
c
6,000,180
South Carolina Association of
Governmental Organizations
25,000,000 4.000% , 4/15/2021 25,192,000
State of California
22,250,000 2.800% , 4/1/2021 22,345,453
State of Tennessee
9,200,000 0.300% , 3/24/2021
c
9,201,564
State of Wisconsin
25,000,000 0.140% , 3/4/2021 25,000,500
Worcester, MA G.O.
5,000,000 2.000% , 2/16/2021 5,003,900
Total 105,683,656
Principal
Amount Utilities ( 9.9% )
a
Value
American Electric Power Company,
Inc.
10,000,000 0.270% , 2/16/2021
b
9,999,100
Centerpoint Energy, Inc.
20,000,000 0.190% , 3/4/2021
b
19,996,128
Consolidated Edison, Inc.
25,000,000 0.260% , 2/5/2021
b
24,999,271
25,000,000 0.260% , 2/8/2021
b
24,998,903
25,000,000 0.270% , 2/11/2021
b
24,998,510
15,000,000 0.110% , 2/22/2021
b
14,998,070
Dominion Energy, Inc.
18,430,000 0.190% , 3/9/2021
b
18,425,767
Duke Energy Corporation
19,154,000 0.130% , 2/4/2021
b
19,153,694
25,000,000 0.130% , 2/10/2021
b
24,998,800
10,000,000 0.160% , 2/17/2021
b
9,999,034
10,000,000 0.130% , 2/18/2021
b
9,998,961
Florida Power & Light Company
25,000,000 0.160% , 2/4/2021 24,999,417
25,000,000 0.130% , 2/17/2021 24,998,166
ITC Holdings Corporation
25,000,000 0.160% , 2/19/2021
b
24,997,229
25,000,000 0.230% , 3/30/2021
b
24,990,000
National Rural Utilities Cooperative
Finance Corporation
12,200,000 0.110% , 2/19/2021 12,199,302
5,000,000
0.615% (LIBOR 3M +
0.375%), 6/30/2021
d
5,005,955
Nextera Energy Capital Holdings
25,000,000 0.180% , 2/17/2021
b,c
24,997,585
20,000,000 0.200% , 2/23/2021
b,c
19,997,306
Northern States Power Company
9,000,000 0.090% , 2/1/2021
b
8,999,887
PPL Electric Utilities Corporation
4,000,000 0.110% , 2/1/2021
b
3,999,940

Short-Term Reserve Fund
Schedule of Investments as of January 29, 2021
(unaudited)
The accompanying Notes to Schedule of Investments are an integral part of this schedule.

Principal
Amount Utilities (9.9%)
a
Value
Sempra Energy
$ 9,856,000
0.667% (LIBOR 3M +
0.450%), 3/15/2021
d
$ 9,861,012
Southern Company
5,000,000 0.180% , 2/17/2021
b
4,999,517
10,000,000 0.200% , 2/18/2021
b
9,998,961
10,000,000 0.200% , 2/19/2021
b
9,998,892
TransCanada American
Investments, Ltd.
25,000,000 0.250% , 2/4/2021
b
24,999,375
10,000,000 0.200% , 3/17/2021
b
9,997,089
Virginia Electric & Power Company
10,000,000 0.200% , 2/1/2021 9,999,883
16,000,000 0.180% , 3/2/2021 15,997,710
25,000,000 0.200% , 3/8/2021 24,995,646
15,000,000 0.200% , 3/9/2021 14,997,303
Total 513,596,413
Total Investments (cost
$5,279,475,980) 101.8% $5,279,763,349
Other Assets and Liabilities,
Net (1.8)% (90,855,168)
Total Net Assets 100.0% $5,188,908,181
a The interest rate shown reflects the yield, coupon rate or the discount rate at the date of purchase.
b Denotes securities sold under Rule 144A of the Securities
Act of 1933, which exempts them from registration. These
securities may be resold to other dealers in the program
or to other qualified institutional buyers. As of January 29,
2021, the value of these investments was $2,460,301,006 or
47.4% of total net assets.
c Denotes investments that benefit from credit enhancement
or liquidity support provided by a third party bank, institution or government.
d Denotes variable rate securities. The rate shown is as
of January 29, 2021. The rates of certain variable rate
securities are based on a published reference rate and
spread; these may vary by security and the reference rate
and spread are indicated in their description.  The rates of other variable rate securities are determined by the issuer or agent and are based on current market conditions.  These
securities do not indicate a reference rate and spread in
their description.
e Denotes investments purchased on a when-issued or
delayed delivery basis.
Definitions:
Auth. - Authority
G.O. - General Obligation
Ser. - Series
Reference Rate Index:
LIBOR 1M - ICE Libor USD Rate 1 Month
LIBOR 3M - ICE Libor USD Rate 3 Month
SOFRRATE - Secured Overnight Financing Rate
T-BILL 3M - U. S. Treasury Bill Rate 3 Month
Fair Valuation Measurements
The following table is a summary of the inputs used, as of January 29, 2021, in valuing Short-Term Reserve Fund's assets carried at fair value.
Investments in Securities Total Level 1 Level 2 Level 3
Asset-Backed Securities 57,364,815 – 57,364,815 –
Basic Materials 64,986,822 – 64,986,822 –
Capital Goods 185,601,366 – 185,601,366 –
Consumer Cyclical 142,452,517 – 142,452,517 –
Consumer Non-Cyclical 220,036,882 – 220,036,882 –
Energy 169,644,864 – 169,644,864 –
Financials 2,081,722,946 – 2,081,722,946 –
Foreign 175,074,432 – 175,074,432 –
Technology 42,897,164 – 42,897,164 –
Transportation 59,997,247 – 59,997,247 –
U.S. Government & Agencies 1,460,704,225 – 1,460,704,225 –
U.S. Municipals 105,683,656 – 105,683,656 –
Utilities 513,596,413 – 513,596,413 –
Total Investments at Value $5,279,763,349 $– $5,279,763,349 $–

Notes to Schedule of Investments
as of January 29, 2021
(unaudited)

SIGNIFICANT ACCOUNTING POLICIES
Valuation of Investments
— Securities traded on U.S. or foreign
securities exchanges or included in a national market system are valued at the last sale price on the principal exchange as of the close of regular trading on such exchange or the official closing price of the national market system.  Over-the-counter securities and listed securities for which no price is readily available are valued at the current bid price considered best to represent the value at that time. Security prices are based on quotes that are obtained from an independent pricing service approved by the Trust’s
Board of Trustees (“Board”). The pricing service, in determining values of fixed-income securities, takes into consideration such factors as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, and other yield and risk factors it deems relevant in determining valuations. Securities which cannot be valued by the approved pricing service are
valued using valuations obtained from dealers that make markets in the securities. Exchange-listed options and futures contracts are valued at the primary exchange settle price.  Exchange
cleared swap agreements are valued at the clearinghouse end
of day price.  Swap agreements not cleared on exchanges will be valued at the mid-price from the primary approved pricing service.
Forward foreign currency exchange contracts are marked-to-
market based upon foreign currency exchange rates provided by the pricing service. Investments in open-ended mutual funds are valued at the net asset value at the close of each business day.
Securities held by the Money Market Fund are valued on the
basis of amortized cost (which approximates market value),
whereby a portfolio security is valued at its cost initially and thereafter valued to reflect a constant amortization to maturity of any discount or premium. The Money Market Fund and the Trust’s investment adviser, Thrivent Asset Management, LLC (“Thrivent
Asset Mgt.” or the “Adviser”), follow procedures designed to help maintain a constant net asset value of $1.00 per share.
The Board has delegated responsibility for daily valuation of the
Funds' securities to the Funds' investment Adviser. The Adviser has formed a Valuation Committee (“Committee”) that is responsible for overseeing the Funds' valuation policies in accordance with
Valuation Policies and Procedures. The Committee meets on a
monthly and on an as-needed basis to review price challenges, price overrides, stale prices, shadow prices, manual prices, money market pricing, international fair valuation, and other securities requiring fair valuation.
The Committee monitors for significant events occurring prior to the close of trading on the New York Stock Exchange that
could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, national news/events, and issuer-specific developments. If the Committee decides that such events warrant using fair value estimates, the Committee will take such events into consideration in determining the fair value of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board.
In accordance with U.S. Generally Accepted Accounting
Principles ("GAAP"), the various inputs used to determine the fair value of the Funds’ investments are summarized in three broad levels.  Level 1 includes quoted prices in active markets for identical securities, typically included in this level are U.S. equity securities, futures, options and registered investment company funds.  Level 2 includes other significant observable inputs such as quoted prices for similar securities, interest rates, prepayment speeds and credit risk, typically included in this level are fixed income securities, international securities, swaps and forward contracts.  Level 3 includes significant unobservable inputs such as the Adviser’s own assumptions and broker evaluations in
determining the fair value of investments. The valuation levels are not necessarily an indication of the risk associated with investing in these securities or other investments.  Investments measured using net asset value per share as a practical expedient for fair value and that are not publicly available for sale are not categorized within the fair value hierarchy.
Valuation of International Securities
— The Funds value certain
foreign securities traded on foreign exchanges that close prior to the close of the New York Stock Exchange using a fair value pricing service.  The fair value pricing service uses a multi-factor model that may take into account the local close, relevant general and sector indices, currency fluctuation, prices of other securities
(including ADRs, New York registered shares, and ETFs), and
futures, as applicable, to determine price adjustments for each security in order to reflect the effects of post-closing events.
The Board has authorized the Adviser to make fair valuation
determinations pursuant to policies approved by the Board.
Foreign Denominated Investments
— Foreign denominated
assets and currency contracts may involve more risks than
domestic transactions including currency risk, political and economic risk, regulatory risk, and market risk. Certain Funds may also invest in securities of companies located in emerging markets.
Future economic or political developments could adversely affect the liquidity or value, or both, of such securities.
Derivative Financial Instruments
— Certain Funds may invest
in derivatives, a category that includes options, futures, swaps, foreign currency forward contracts and hybrid instruments.
Derivatives are financial instruments whose value is derived from another security, an index or a currency. Each applicable Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).
This includes the use of currency-based derivatives to manage the risk of its positions in foreign securities. Each applicable Fund may also use derivatives for replication of a certain asset class or

Notes to Schedule of Investments
as of January 29, 2021
(unaudited)

speculation (investing for potential income or capital gain). These contracts may be transacted on an exchange or over-the-counter
("OTC").
A derivative may incur a mark to market loss if the value of the derivative decreases due to an unfavorable change in the market rates or values of the underlying derivative. Losses can also occur if the counterparty does not perform under the derivative. A Fund’s risk of loss from the counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by such Fund. With exchange traded futures and centrally cleared swaps, there is minimal counterparty credit risk to the Funds because the exchange’s clearinghouse, as
counterparty to such derivatives, guarantees against a possible default. The clearinghouse stands between the buyer and the
seller of the derivative; thus, the credit risk is limited to the failure of the clearinghouse. However, credit risk still exists in exchange traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a broker’s customer accounts.
While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients,
U.S. bankruptcy laws will typically allocate that shortfall on a pro-
rata basis across all the broker’s customers, potentially resulting in losses to the Funds. Using derivatives to hedge can guard against potential risks, but it also adds to the Funds' expenses and can eliminate some opportunities for gains. In addition, a derivative used for mitigating exposure or replication may not accurately track the value of the underlying asset. Another risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.
 In order to define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association,
Inc. Master Agreement (“ISDA Master Agreement”) or similar
agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between a Fund and a counterparty that governs OTC derivatives and foreign exchange contracts and typically includes, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement,
each Fund may, under certain circumstances, offset with the
counterparty certain derivatives' payables and/or receivables with collateral held and/or posted and create one single net payment.
The provisions of the ISDA Master Agreement typically permit a single net payment in the event of a default (close-out netting)
including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy and insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral and margin requirements vary by type of
derivative. Margin requirements are established by the broker or clearinghouse for exchange traded and centrally cleared
derivatives (futures, options, and centrally cleared swaps).
Brokers can ask for margining in excess of the minimum
requirements in certain situations. Collateral terms are contract specific for OTC derivatives (foreign currency exchange contracts, options, swaps). For derivatives traded under an ISDA Master
Agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty. For financial reporting purposes, non-cash collateral that has been pledged to cover obligations of the Fund has been noted in the
Schedule of Investments. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Funds attempt to mitigate counterparty risk by only entering into agreements with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Options
— Certain Funds may buy put and call options and
write put and covered call options. The Funds intend to use such derivative instruments as hedges to facilitate buying or selling securities or to provide protection against adverse movements in security prices or interest rates. The Funds may also enter into options contracts to protect against adverse foreign exchange rate fluctuations. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. A Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds upon sale for a written call option or the cost of a security for purchased put and call options is adjusted by the amount of premium received or paid.
Buying put options tends to decrease a Fund’s exposure to the underlying security while buying call options tends to increase a
Fund’s exposure to the underlying security. The risk associated with purchasing put and call options is limited to the premium paid. There is no significant counterparty risk on exchange-traded options as the exchange guarantees the contract against default.
Writing put options tends to increase a Fund’s exposure to the underlying security while writing call options tends to decrease a
Fund’s exposure to the underlying security. The writer of an option has no control over whether the underlying security may be bought or sold, and therefore bears the market risk of an unfavorable change in the price of the underlying security. The counterparty risk for purchased options arises when a Fund has purchased an option, exercises that option, and the counterparty doesn’t buy from the Fund or sell to the Fund the underlying asset as required.
In the case where a Fund has written an option, the Fund doesn’t have counterparty risk. Counterparty risk on purchased over-
the-counter options is partially mitigated by the Fund’s collateral posting requirements. As the option increases in value to the
Fund, the Fund receives collateral from the counterparty. Risks of loss may exceed amounts recognized on the Statement of Assets and Liabilities.
Futures Contracts
— Certain Funds may use futures contracts
to manage the exposure to interest rate and market or currency

Notes to Schedule of Investments
as of January 29, 2021
(unaudited)

fluctuations. Gains or losses on futures contracts can offset changes in the yield of securities. When a futures contract is opened, cash or other investments equal to the required “initial margin deposit”
are held on deposit with and pledged to the broker. Additional securities held by the Funds may be earmarked to cover open
futures contracts. The futures contract’s daily change in value
(“variation margin”) is either paid to or received from the broker, and is recorded as an unrealized gain or loss. When the contract is closed, realized gain or loss is recorded equal to the difference between the value of the contract when opened and the value of the contract when closed. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities. Exchange-traded futures have no significant counterparty risk as the exchange guarantees the contracts against default.
During the period ended January 29, 2021, Core International
Equity Fund used equity futures to manage exposure to the
equities market.
Foreign Currency Forward Contracts
— In connection with
purchases and sales of securities denominated in foreign
currencies, certain Funds may enter into foreign currency
forward contracts. Additionally, the Funds may enter into such contracts to mitigate currency and counterparty exposure to other foreign-currency-denominated investments. These contracts are recorded at value and the realized- and change in unrealized-
foreign exchange gains and losses are included in the Statement of Operations. In the event that counterparties fail to settle these forward contracts, the Funds could be exposed to foreign currency fluctuations. Foreign currency contracts are valued daily and unrealized appreciation or depreciation is recorded daily as the difference between the contract exchange rate and the closing forward rate applied to the face amount of the contract. A realized gain or loss is recorded at the time a forward contract is closed.
These contracts are over-the-counter and the Fund is exposed to counterparty risk equal to the discounted net amount of payments to the Fund.
Swap Agreements
— Certain Funds may enter into swap
transactions, which involve swapping one or more investment
characteristics of a security or a basket of securities with another party. Such transactions include market risk, risk of default by the other party to the transaction, risk of imperfect correlation and manager risk and may involve commissions or other costs. Swap transactions generally do not involve delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swap transactions is generally limited to the net amount of payments that the Fund is contractually obligated to make, or in the case of the counterparty defaulting, the net amount of payments that the Fund is contractually entitled to receive. Risks of loss may exceed amounts recognized on the Statement of
Assets and Liabilities. If there is a default by the counterparty, the
Fund may have contractual remedies pursuant to the agreements related to the transaction. The contracts are valued daily and unrealized appreciation or depreciation is recorded. Swap
agreements are valued at the clearinghouse end of day prices as furnished by an independent pricing service. The pricing
service takes into account such factors as swap curves, default probabilities, recent trades, recovery rates and other factors it deems relevant in determining valuations. Daily fluctuations in the value of the centrally cleared credit default contracts are recorded in variation margin in the Statement of Assets and Liabilities and recorded as unrealized gain or loss. The Fund accrues for the periodic payment and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount recorded as
realized gains or losses in the Statement of Operations. Receipts and payments received or made as a result of a credit event or termination of the contract are also recognized as realized gains or losses in the Statement of Operations. Collateral, in the form of cash or securities, may be required to be held with the Fund’s custodian, or a third party, in connection with these agreements.
Certain swap agreements are over-the-counter and the Fund is exposed to counterparty risk, which is the discounted net amount of payments owed to the Fund. This risk is partially mitigated by the Fund’s collateral posting requirements. As the swap increases in value to the Fund, the Fund receives collateral from the
counterparty.  Certain interest rate and credit default index swaps must be cleared through a clearinghouse or central counterparty.
Credit Default Swaps
— A credit default swap is a swap
agreement between two parties to exchange the credit risk of a particular issuer, basket of securities or reference entity. In a credit default swap transaction, a buyer pays periodic fees in return for payment by the seller which is contingent upon an adverse credit event occurring in the underlying issuer or reference entity.
The seller collects periodic fees from the buyer and profits if the credit of the underlying issuer or reference entity remains stable or improves while the swap is outstanding, but the seller in a credit default swap contract would be required to pay the amount of credit loss, determined as specified in the agreement, to the buyer in the event of an adverse credit event in the reference entity. A buyer of a credit default swap is said to buy protection whereas a seller of a credit default swap is said to sell protection. The Funds may be either the protection seller or the protection buyer.
Certain Funds enter into credit default derivative contracts directly through credit default swaps (CDS) or through credit default swap indices ("CDX Indices"). CDX Indices are static pools of equally weighted credit default swaps referencing corporate bonds and/or loans designed to increase or decrease diversified credit exposure to these asset classes.
Funds sell default protection and assume long-risk positions in individual credits or indices. Index positions are entered into to gain exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. In the event that a position defaults, by going into bankruptcy and failing to pay interest or principal on borrowed money, within any given CDX Index held, the maximum potential amount of future payments required would be equal to the pro-rata share of that position within the index based on the notional amount of the index. In the event of a default under a CDS contract the maximum potential amount of future
payments would be the notional amount.

Notes to Schedule of Investments
as of January 29, 2021
(unaudited)

Funds buy default protection in order to reduce their overall credit exposure to the corporate bond and/or loan markets in a cost-efficient and diversified structure. If a default event as specified in the CDS reference entity agreement occurs, the Fund has the option to receive a cash payment in exchange for the credit loss or the reference entity obligation as of the date of the credit event. A realized gain or loss is recorded upon a default event or the maturity or termination of the CDS agreement.
For CDS, the default events could be bankruptcy and failing to pay interest or principal on borrowed money or a restructuring. A restructuring is a change in the underlying obligations which could include a reduction in interest or principal, maturity extension or subordination to other obligations.
For financial reporting purposes, the Funds do not offset
derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Additional information for the Funds’ policy regarding valuation of investments and other significant accounting policies can be obtained by referring to the Funds’ most recent annual or semiannual shareholder report.